UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-08614

Brandes Investment Trust
(Exact name of registrant as specified in charter)

11988 El Camino Real, Suite 500
San Diego, CA 92130
(Address of principal executive offices) (Zip code)

Paul, Hastings, Janofsky & Walker, LLP
515 South Flower Street
Los Angeles, CA 90071
(Name and address of agent for service)

800-331-2979
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2009

Date of reporting period:  March 31, 2009

Item 1. Reports to Stockholders.

Separately Managed Account Reserve Trust

Separately Managed Account Reserve Trust (‘‘SMART’’) Fund (the ‘‘Fund’’) –
Semi-Annual Commentary
Six-Month Period Ending March 31, 2009

Dear Shareholder:

The Fund

•
The SMART Fund declined 14.23% in the six-month period ending March 31, 2009. The Barclays Capital U.S. Aggregate Index advanced 4.70% and the Barclays Capital U.S. Intermediate Credit Index increased 3.49% for the same six-month period. As of March 31, 2009, the average annualized total returns of the Fund for the 1-year and since inception (10/03/05) periods were -27.54% and -7.73%, respectively. The annualized gross expense ratio for the Fund is 0.64%, and the net expense ratio for the Fund is 0.00%(1). The Barclays Capital U.S. Aggregate Index had average annualized total returns of 3.13% and 4.93% for the 1-year and since inception periods, respectively. The Barclays Capital U.S. Intermediate Credit Index had average annualized total returns of -4.05% and 2.14% for the 1-year and since inception periods, respectively.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 800.395.3807 or visiting our website at www.brandes.com.

•
The Fund’s corporate bond holdings tended to decline in value in the period, including Bank of America and American Axel. Positions in the asset backed securities sector also declined in value, along with the Fund’s collateralized mortgage-backed securities holdings.

•
While the overall contribution of corporate bond positions to performance was negative, gains for select corporate bonds made a positive contribution to returns, such as issues by Interpublic Group, Toll Brothers and Sprint.

•	As of March 31, 2009 the Fund’s most substantial weighting was in the corporate bonds sector.

Current Strategy

•
While we monitor short-term developments in fixed income markets, our investment philosophy focuses on company-by-company analysis. We take a long-term perspective, and believe that none or very little of the short-term ‘‘market news’’ provides useful information to investors.

(1)	The Advisor has contractually agreed to indefinitely pay or reimburse all expenses of the Fund other than extraordinary expenses.

Separately Managed Account Reserve Trust

•
In all market environments, we search for and hold what we believe to be fundamentally sound companies trading at discounts to our estimates of their fair values. We believe this strategy will provide patient investors with favorable results.

Debra McGinty-Poteet
President
Brandes Investment Trust

Past performance does not guarantee future results.

Must be preceded or accompanied by a prospectus.

The foregoing reflects the thoughts and opinions of Brandes Investment Partners® exclusively and is subject to change without notice.

Brandes Investment Partners® is a registered trademark of Brandes Investment Partners, L.P. in the United States and Canada.

The Fund invests in foreign and emerging market securities which involve greater volatility and political, economic, and currency risks and differences in accounting methods. Below investment grade debt securities are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. The Fund’s use of derivative instruments, such as options contracts, futures contracts or swap agreements, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments.

Investments in asset-backed and mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

Unlike bonds issued or guaranteed by the U.S. government or its agencies, stocks and other bonds are not backed by the full faith and credit of the United States. Stock and bond prices will experience market fluctuations. Please note that the values of government securities and bonds in general have an inverse relationship to interest rates. Bonds carry the risk of default, or the risk that an issuer will be unable to make income or principal payment. There is no assurance that private guarantors or insurers will meet their obligations. The credit quality of the investments in the portfolio is no guarantee of the safety or stability of the portfolio. Investments in asset backed and mortgage backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

Separately Managed Account Reserve Trust

The information provided in this material should not be considered a recommendation to purchase or sell any particular security. It should not be assumed that any security transactions, holdings, or sectors discussed were or will be profitable, or that the investment recommendations or decisions we make in the future will be profitable or will equal the investment performance discussed herein. Please refer to the Schedule of Investments in the report for complete holdings information. Fund holdings, sector allocations, and strategies discussed are subject to change at any time by the investment manager in its discretion due to market conditions or opportunities.

Investment performance reflects fee waivers and/or reimbursement of expenses. In the absence of such waivers/reimbursements, total return would be reduced.

The Separately Managed Account Reserve Trust (‘‘SMART’’) Fund is distributed by Quasar Distributors, LLC.

Index Guide

Barclays Capital U.S. Aggregate Index – LBAGGBX: The Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Index is an unmanaged index consisting of U.S. dollar-denominated, fixed-rate, taxable bonds. The Index includes bonds from the Treasury, Government-Related, Corporate, Mortgage-Backed Securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), Asset-Backed Securities and Commercial Mortgage-Backed Securities sectors. Securities must be rated investment grade (Baa3/BBB-/BBB- or above) by Moody’s, S&P, and Fitch, respectively. When all three agencies rate an issue, a median or ‘‘two out of three’’ rating is used to determine Index eligibility by dropping the highest and lowest rating. When a rating from only two agencies is available, the lower (‘‘most conservative’’) of the two is used. When a rating from only one agency is available, that rating is used to determine Index eligibility. The index is a total return index which reflects the price changes and interest of each bond in the index.

Barclays Capital U.S. Intermediate Credit Index – LBINTCRED: The Barclays Capital (formerly Lehman Brothers) U.S. Intermediate Credit Index is an unmanaged index consisting of U.S. dollar-denominated, publicly issued, fixed-rate corporate securities. Issues must have at least $250 million par amount outstanding and have a maturity from one up to (but not including) ten years. Securities must be rated investment grade (Baa3/BBB-/BBB- or above) by Moody’s, S&P, and Fitch, respectively. When all three agencies rate an issue, a median or ‘‘two out of three’’ rating is used to determine Index eligibility by dropping the highest and lowest rating. When a rating from only two agencies is available, the lower (‘‘most conservative’’) of the two is used. When a rating from only one agency is available, that rating is used to determine Index eligibility. The index is a total return index which reflects the price changes and interest of each bond in the index.

Please note that all indices are unmanaged and are not available for direct investment.

Separately Managed Account Reserve Trust

Cumulative Performance of $1,000,000 Since Inception(1) — (Unaudited)

(1)
This chart compares the value of a hypothetical $1,000,000 investment in the Separately Managed Account Reserve Trust from its inception (October 3, 2005) to March 31, 2009 as compared with the Barclays Capital U.S. Aggregate Index and Barclays Capital U.S. Intermediate Credit Index.

	Total Return
	Period Ended March 31, 2009
			Average Annual
	Six	One	Since Inception
	Months	Year	(10/3/05)
Separately Managed Account Reserve Trust	-14.23%	-27.54%	-7.73%
Barclays Capital U.S. Aggregate Index	4.70%	3.13%	4.99%
Barclays Capital U.S. Intermediate Credit Index	2.67%	-4.05%	2.19%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-331-2979.

Sector Allocation as a Percentage of Total Investments — (Unaudited)

Institutional Core Plus Fixed Income Fund

Brandes Institutional Core Plus Fixed Income Fund (the ‘‘Fund’’) -
Semi-Annual Commentary
March 31, 2009

Dear Shareholder:

The Fund

•	The Brandes Institutional Core Plus Fixed Income Fund fell 3.97% during the six-month period ending March 31, 2009. During the same period, the Barclays Capital U.S. Aggregate Index advanced 4.70%.

•
Negative performance for corporate bonds weighed on returns during the period. Key decliners included bonds issued by Bank of America and Sallie Mae. Positions based in the collateralized mortgage obligations and asset-backed securities sectors also tended to fall in value during the six-month period.

•
Conversely, select corporate bonds and mortgage-backed pass-through securities advanced during the period, including fixed income securities issued by Fannie Mae and corporate securities issued by Toll Brothers and Interpublic Group. As of March 31, 2009 the Fund’s most substantial weighting was in the corporate bonds sector.

Current Strategy

•
While we monitor short-term developments in fixed income markets, our investment philosophy focuses on company-by-company analysis. We take a long-term perspective, and believe that none or very little of the short-term ‘‘market news’’ provides useful information to investors.

•
In all market environments, we search for and hold what we believe to be fundamentally sound companies trading at discounts to our estimates of their fair values. We believe this strategy should provide patient investors with favorable results.

Sincerely yours,

Debra McGinty-Poteet
President
Brandes Investment Trust

Must be preceded or accompanied by a prospectus.

The foregoing reflects the thoughts and opinions of Brandes Investment Partners® exclusively and is subject to change without notice.

Brandes Investment Partners® is a registered trademark of Brandes Investment Partners, L.P. in the United States and Canada.

Institutional Core Plus Fixed Income Fund

The Fund invests in foreign and emerging market securities which involve greater volatility and political, economic, and currency risks and differences in accounting methods. Below investment grade debt securities are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. The Fund’s use of derivative instruments, such as options contracts, futures contracts or swap agreements, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Investments in asset-backed and mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

Unlike bonds issued or guaranteed by the U.S. government or its agencies, stocks and other bonds are not backed by the full faith and credit of the United States. Stock and bond prices will experience market fluctuations. Please note that the values of government securities and bonds in general have an inverse relationship to interest rates. Bonds carry the risk of default, or the risk that an issuer will be unable to make income or principal payment. There is no assurance that private guarantors or insurers will meet their obligations. The credit quality of the investments in the portfolio is no guarantee of the safety or stability of the portfolio.

The information provided in this material should not be considered a recommendation to purchase or sell any particular security. It should not be assumed that any security transactions, holdings, or sectors discussed were or will be profitable, or that the investment recommendations or decisions we make in the future will be profitable or will equal the investment performance discussed herein. Please refer to the Schedule of Investments in the report for complete holdings information. Fund holdings, sector allocations, and strategies discussed are subject to change at any time by the investment manager in its discretion due to market conditions or opportunities.

Investment performance reflects fee waivers and/or reimbursement of expenses. In the absence of such waivers/reimbursements, total return would be reduced.

The Brandes Institutional Core Plus Fixed Income Fund is distributed by Quasar Distributors, LLC.

Index Guide

Barclays Capital U.S. Aggregate Index - LBAGGBX: The Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Index is an unmanaged index consisting of U.S. dollar-denominated, fixed-rate, taxable bonds. The Index includes bonds from the Treasury, Government-Related, Corporate, Mortgage-Backed Securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), Asset-Backed Securities and Commercial Mortgage-Backed Securities sectors. Securities must be rated investment grade (Baa3/BBB-/BBB- or above) by Moody’s, S&P, and Fitch, respectively. When all three agencies rate an issue, a median or ‘‘two out of three’’ rating is used to determine Index eligibility by dropping the highest and lowest rating. When a rating from only two agencies is available, the lower (‘‘most conservative’’) of the two is used. When a rating from only one agency is available, that rating is used to determine Index eligibility. The index is a total return index which reflects the price changes and interest of each bond in the index. Please note that all indices are unmanaged and are not available for direct investment.

Please note that all indices are unmanaged and are not available for direct investment.

Brandes Institutional Core Plus Fixed Income Fund

Cumulative Performance of $1,000,000 Since Inception(1)  — (Unaudited)

(1)
The following chart compares the value of a hypothetical $1,000,000 Investment in the Class I shares of Brandes Institutional Core Plus Fixed Income Fund from its inception (December 28, 2007) to March 31, 2009 as compared with the Barclays Capital U.S. Aggregate Index.

	Total Return
	Period Ended March 31, 2009
			Since
	Six		Inception
	Months	One Year	Cumulative
Brandes Institutional Core Plus Fixed Income Fund
Class I	-3.97%	-12.95%	-12.81%
Class E	-4.27%	N/A	-14.63%
Barclays Capital U.S. Aggregate Index	4.70%	3.13%	5.70%*

*
The Since Inception Cumulative return shown is from the inception date of the Brandes Institutional Core Plus Fixed Income Fund - Class I. The return from the inception date of the Brandes Institutional Core Plus Fixed Income Fund - Class E is 4.06%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-331-2979.

Sector Allocation as a Percentage of Total Investments - (Unaudited)

Brandes Institutional Enhanced Income Fund

Brandes Institutional Enhanced Income Fund (the ‘‘Fund’’) –
Semi-Annual Commentary
March 31, 2009

Dear Shareholder:

The Fund

•
The Brandes Institutional Enhanced Income Fund fell 15.05% during the six-month period ending March 31, 2009. During the same period, the blended benchmark (70% Barclays Capital U.S. Aggregate Index, 30% S&P/Citigroup World $25b+ Index) declined 6.87% and the Barclays Capital U.S. Aggregate Index advanced 4.70%.

•
For the fixed income component of the Fund, negative performance for industrial corporate bonds weighed on returns during the period. Key decliners included bonds issued by automobile suppliers including American Axel and Visteon Corp. Positions based in the collateralized mortgage obligations and asset-backed securities sectors also tended to fall in value during the six-month period.

•	U.S. Treasury bonds tended to advance during the period, as did the Fund’s pass-through agency securities.

•
The Fund’s exposure to equities in the commercial banks and diversified financial services industries proved the greatest detriment to overall results during the period. Some of the positions from these industries experiencing the strongest share price depreciation included HSBC Holdings (United Kingdom – commercial banks) and Citigroup (United States – diversified financial services). Positions based in the chemicals, pharmaceuticals, communication equipment, and diversified telecommunication services industries also tended to decline. Dow Chemicals (United States – chemicals), Pfizer (United States – pharmaceuticals), Nokia (Finland – communication equipment), and Deutsche Telekom (Germany – diversified telecommunication services) were among the holdings contributing to negative performance for these industries.

•
From a country perspective, declining share prices for securities based in the United States tended to have the most negative impact on performance. Some of the most significant United States-based detractors during the period were Bank of America (diversified financial services) and Ford (automobiles). Declines registered by holdings based in the United Kingdom, Japan, and France also proved unfavorable to performance. Holdings from these countries weighing heaviest on returns included Royal Bank of Scotland (United Kingdom – commercial banks), Mizuho Financial (Japan – commercial banks), and Alcatel-Lucent (France – communications equipment). Despite negative aggregate returns for companies based in the United States, individual holdings registered gains, including Bristol-Myers Squibb (pharmaceuticals) and Intel (semiconductors & semiconductor equipment).

•
As of March 31, 2009 the Fund’s most substantial bond weighting was in the corporate bond sector. For equities, the most substantial weightings were in the diversified telecommunication services and pharmaceuticals industries and companies based in the United States.

Brandes Institutional Enhanced Income Fund

Current Strategy

•
While we monitor short-term developments in fixed income and equity markets, our investment philosophy focuses on company-by-company analysis. We take a long-term perspective, and believe that none or very little of the short-term ‘‘market news’’ provides useful information to investors.

•
In all market environments, we search for and hold what we believe to be fundamentally sound companies trading at discounts to our estimates of their fair values. We believe this strategy should provide patient investors with favorable results.

Sincerely yours,

Debra McGinty-Poteet
President
Brandes Investment Trust

Must be preceded or accompanied by a prospectus.

Past performance is not a guarantee of future results.

The foregoing reflects the thoughts and opinions of Brandes Investment Partners® exclusively and is subject to change without notice.

Brandes Investment Partners® is a registered trademark of Brandes Investment Partners, L.P. in the United States and Canada.

The Fund invests in foreign and emerging market securities which involve greater volatility and political, economic, and currency risks and differences in accounting methods than domestic securities. Below investment grade debt securities are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. The Fund’s use of derivative instruments, such as options contracts, futures contracts or swap agreements, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments.

Investments in asset backed and mortgage backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

Unlike bonds issued or guaranteed by the U.S. government or its agencies, stocks and other bonds are not backed by the full faith and credit of the United States. Stock and bond prices will experience market fluctuations. Please note that the values of government securities and bonds in general have an inverse relationship to interest rates. Bonds carry the risk of default, or the

Brandes Institutional Enhanced Income Fund

risk that an issuer will be unable to make income or principal payment. There is no assurance that private guarantors or insurers will meet their obligations. The credit quality of the investment in the portfolio is no guarantee of the safety or stability of the portfolio.

The information provided in this material should not be considered a recommendation to purchase or sell any particular security. It should not be assumed that any security transactions, holdings, or sectors discussed were or will be profitable, or that the investment recommendations or decisions we make in the future will be profitable or will equal the investment performance discussed herein. Please refer to the Schedule of Investments in the report for complete holdings information. Fund holdings, sector and country allocations, and strategies discussed are subject to change at any time by the investment manager in its discretion due to market conditions or opportunities.

Investment performance reflects fee waivers and/or reimbursement of expenses. In the absence of such waivers/reimbursements, total return would be reduced.

The Brandes Institutional Enhanced Income Fund is distributed by Quasar Distributors, LLC.

Index Guide

70% Barclays Capital U.S. Aggregate, 30% S&P/Citigroup World U.S. $25 Billion Plus Index: The Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Index is an unmanaged index consisting of U.S. dollar-denominated, fixed-rate, taxable bonds. The Index includes bonds from the Treasury, Government-Related, Corporate, Mortgage-Backed Securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), Asset-Backed Securities and Commercial Mortgage-Backed Securities sectors. Securities must be rated investment grade (Baa3/BBB-/BBB- or above) by Moody’s, S&P, and Fitch, respectively. When all three agencies rate an issue, a median or ‘‘two out of three’’ rating is used to determine Index eligibility by dropping the highest and lowest rating. When a rating from only two agencies is available, the lower (‘‘most conservative’’) of the two is used. When a rating from only one agency is available, that rating is used to determine Index eligibility. The S&P/Citigroup World U.S. $25 Billion Plus Index is an unmanaged, free float-adjusted market capitalization index that is designed to measure equity market performance of the developed markets throughout the world, including the United States, that have market capitalizations greater than $25 billion (USD). This index includes dividends and distributions, but does not reflect fees, brokerage commissions, withholding taxes, or other expenses of investing.

Please note that all indices are unmanaged and are not available for direct investment.

Brandes Institutional Enhanced Income Fund

Cumulative Performance of $1,000,000 Since Inception(1) — (Unaudited)

(1)
This chart compares the value of a hypothetical $1,000,000 investment in the Class I shares of Brandes Institutional Enhanced Income Fund from its inception (December 28, 2007) to March 31, 2009 as compared with the Barclays Capital U.S. Aggregate Index and the combined performance of 70% of the Barclays Capital U.S. Aggregate Index and 30% of the S&P/Citigroup World $25b+ Index.

	Total Return
	Period Ended March 31, 2009
			Since
	Six		Inception
	Months	One Year	Cumulative
Brandes Institutional Enhanced Income Fund
Class I	-15.05%	-23.36%	-26.74%
Class E	-15.26%	N/A	-26.02%
70% Barclays Capital U.S. Aggregate, 30% of the
S&P/Citigroup World $25b+	-6.87%	-12.19%	-10.12	%*
Barclays Capital U.S. Aggregate Index	4.70%	3.13%	5.70	%**

*
The Since Inception Cumulative return shown is from the inception date of the Brandes Institutional Enhanced Income Fund - Class I. The return from the inception date of the Brandes Institutional Enhanced Income Fund - Class E is -13.16%

**
The Since Inception Cumulative return shown is from the inception date of the Brandes Institutional Enhanced Income Fund - Class I. The return from the inception date of the Brandes Institutional Enhanced Income Fund - Class E is 4.06%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-331-2979.

Sector Allocation as a Percentage of Total Investments - (Unaudited)

Separately Managed Account Reserve Trust
Brandes Institutional Core Plus Fixed Income Fund
Brandes Institutional Enhanced Income Fund

Expense Example (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including investment advisory and administrative fees and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

Actual Expenses

This section provides information about actual account values and actual expenses. The ‘‘Ending Account Value’’ shown is derived from the Funds’ actual returns. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Annual	Expenses
	Account	Account	Expense	Paid During
Fund	Value	Value	Ratio	Period*
Separately Managed Account Reserve Trust**	$1,000.00	$857.70	0.00%	$0.00

	Class I

	Beginning	Ending	Annual	Expenses
	Account	Account	Expense	Paid During
	Value	Value	Ratio	Period*
Institutional Core Plus Fixed Income Fund	$1,000.00	$960.30	0.50%	$2.44
Institutional Enhanced Income Fund	$1,000.00	$849.50	0.55%	$2.54

	Class E
	Beginning	Ending	Annual	Expenses
	Account	Account	Expense	Paid During
	Value	Value	Ratio	Period*
Institutional Core Plus Fixed Income Fund	$1,000.00	$957.30	0.70%	$3.42
Institutional Enhanced Income Fund	$1,000.00	$847.40	0.75%	$3.45

Hypothetical Example for Comparison Purposes

This section provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the

Separately Managed Account Reserve Trust
Brandes Institutional Core Plus Fixed Income Fund
Brandes Institutional Enhanced Income Fund

actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Annual	Expenses
	Account	Account	Expense	Paid During
Fund	Value	Value	Ratio	Period*
Separately Managed Account Reserve Trust**	$1,000.00	$1,024.93	0.00%	$0.00

	Class I
	Beginning	Ending	Annual	Expenses
	Account	Account	Expense	Paid During
	Value	Value	Ratio	Period*
Institutional Core Plus Fixed Income Fund	$1,000.00	$1,022.44	0.50%	$2.52
Institutional Enhanced Income Fund	$1,000.00	$1,022.19	0.55%	$2.77

	Class E
	Beginning	Ending	Annual	Expenses
	Account	Account	Expense	Paid During
	Value	Value	Ratio	Period*
Institutional Core Plus Fixed Income Fund	$1,000.00	$1,021.44	0.70%	$3.53
Institutional Enhanced Income Fund	$1,000.00	$1,021.19	0.75%	$3.78

*	A Fund’s expenses are equal to the Fund’s expense ratio for the one-half year period, multiplied by the average account value over the period, multiplied by 182/365.
**
No expenses have been charged to the SMART Fund over the period, as the SMART Fund participates in wrap-fee programs sponsored by investment advisors unaffiliated with the SMART Fund. See Note 3 to the Financial Statements.

Separately Managed Account Reserve Trust

SCHEDULE OF INVESTMENTS - March 31, 2009 (Unaudited)

	Principal
	Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS - 1.12%
Federal Home Loan Mortgage Corp.
Pool #84-7645, 5.637%, 12/01/2036	$228,973	$234,803
Pool #1Q-0339, 5.699%, 04/01/2037	624,389	647,229
		882,032
Federal National Mortgage Association
Pool #852435, 5.567%, 02/01/2036	588,476	611,069
		611,069
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS
(Cost $1,452,028)		$1,493,101

OTHER MORTGAGE RELATED SECURITIES - 19.04%

Commercial Mortgages - 11.65%
Banc of America Alternative Loan Trust
Series 2007-2, 5.750%, 06/25/2037	$3,752,219	$2,272,567
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-10, 4.650%, 10/25/2035	3,700,000	1,731,557
Countrywide Home Loan Mortgage Pass Through Trust
Series 2006-HYB1, 5.316%, 03/20/2036	1,955,119	905,322
First Horizon Alternative Mortgage Securities
Series 2004-FA2, 6.000%, 01/25/2035	2,586,283	2,132,067
Indymac Index Mortgage Loan Trust
Series 2007-AR7, 5.696%, 06/25/2037	5,522,533	1,971,440
JP Morgan Chase Commercial Mortgage Securities
Series 2006-CIBC17, 5.429%, 12/12/2043	3,055,000	2,098,592
Merrill Lynch Mortgage Investors Trust
Series 2005-A9, 5.148%, 12/25/2035	1,768,410	1,130,169
Wells Fargo Alternative Loan Trust
Series 2007-PA5, 6.000%, 11/25/2022	3,905,384	3,110,884
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR14, 6.130%, 10/25/2036	212,592	157,580
		15,510,178

The accompanying notes are an integral part of these Schedules of Investments.

Separately Managed Account Reserve Trust

SCHEDULE OF INVESTMENTS - March 31, 2009 (Unaudited) - (Continued)

	Principal
	Amount	Value
Sub-Prime Mortgages - 7.39%
Argent Securities, Inc.
Series 2004-W11, 1.722%, 11/25/2034	$1,765,000	$660,380
Countrywide Asset-Backed Certificates
Series 2004-10, 1.572%, 12/25/2034	3,367,568	460,810
Series 2004-13, 1.372%, 04/25/2035	1,810,000	940,099
First Franklin Mortgage Loan Asset Backed Certificates
Series 2004-FF8, 1.472%, 10/25/2034	2,345,000	1,319,602
JP Morgan Mortgage Acquisition Corp.
Series 2006-NC1, 0.692%, 04/25/2036	4,260,000	2,754,327
Park Place Securities, Inc.
Series 2004-WWF1, 3.922%, 12/25/2034	1,641,444	27,015
Structured Asset Investment Loan Trust
Series A3, 0.902%, 07/25/2035	4,654,000	3,675,888
		9,838,121
TOTAL OTHER MORTGAGE RELATED SECURITIES
(Cost $39,003,377)		$25,348,299

	Shares	Value
COMMON STOCKS - 0.33%

Paper & Forest Products - 0.33%
Tembec, Inc.(a)(c)	313,312	$222,410
Tembec, Inc.(a)(b)(c)	299,387	212,525
TOTAL COMMON STOCKS (Cost $7,095,182)		$434,935
PREFERRED STOCKS - 0.20%
Diversified Financial Services - 0.20%
Preferred Blocker, Inc., 7.000%(b)	1,363	$271,450
TOTAL PREFERRED STOCKS (Cost $0)		$271,450

The accompanying notes are an integral part of these Schedules of Investments.

Separately Managed Account Reserve Trust

SCHEDULE OF INVESTMENTS - March 31, 2009 (Unaudited) - (Continued)

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 1.22%
Airplanes Pass Through Trust
Series A-8, 0.931%, 03/15/2019	$649,730	$487,298
Series A-9, 1.106%, 03/15/2019	2,965,000	622,650
DVI Receivables Corp. Series 03-1A3, 1.064%, 03/12/2011(c)	2,599,731	90,990
Lease Investment Flight Trust Series A-1, 0.946%, 07/15/2031(c)	3,285,000	427,050
TOTAL ASSET BACKED SECURITIES (Cost $7,346,510)		$1,627,988

CORPORATE BONDS - 68.30%

Advertising - 2.52%
Interpublic Group of Companies, Inc. 6.250%, 11/15/2014	$5,320,000	$3,351,600

Automobile Parts & Equipment - 0.56%
American Axle & Manufacturing, Inc. 5.250%, 02/11/2014	2,465,000	529,975
Lear Corp. 5.750%, 08/01/2014	300,000	75,000
Visteon Corp. 7.000%, 03/10/2014	2,845,000	142,250
		747,225

Banks & Thrifts - 4.25%
National City Corp. 4.900%, 01/15/2015	6,150,000	5,657,846

Building Materials - 3.30%
Masco Corp. 6.125%, 10/03/2016	2,155,000	1,383,030
Mohawk Industries, Inc. 6.625%, 01/15/2016	2,120,000	1,562,018
USG Corp. 6.300%, 11/15/2016	2,635,000	1,449,250
		4,394,298

Commercial Services - 0.13%
Quebecor World Capital Corp. 6.125%, 11/15/2013(d)	9,700,000	169,750

Computers - 1.04%
Unisys Corp. 12.500%, 01/15/2016	5,320,000	1,389,850

The accompanying notes are an integral part of these Schedules of Investments.

Separately Managed Account Reserve Trust

SCHEDULE OF INVESTMENTS - March 31, 2009 (Unaudited) - (Continued)

	Principal
	Amount	Value
Diversified Financial Services - 19.68%
American General Finance Corp. 5.900%, 09/15/2012	$2,425,000	$1,007,008
CIT Group, Inc.
7.625%, 11/30/2012	4,375,000	3,220,136
6.100%, 03/15/2067	2,035,000	489,883
Countrywide Financial Corp. 5.800%, 06/07/2012	6,265,000	5,440,764
Ford Motor Credit Co. 7.250%, 10/25/2011	3,945,000	2,808,666
GMAC LLC
6.875%, 09/15/2011(b)	3,957,000	2,811,923
7.500%, 12/31/2013(b)	1,029,000	494,620
6.750%, 12/01/2014(b)	2,096,000	1,218,069
8.000%, 12/31/2018(b)	1,235,000	358,533
International Lease Finance Corp. 6.625%, 11/15/2013	2,800,000	1,550,917
JP Morgan Chase & Co. 7.900%, 04/30/2099	3,420,000	2,197,829
KeyCorp 6.500%, 05/14/2013	1,760,000	1,717,470
Regions Bank/Birmingham AL 7.500%, 05/15/2018	620,000	553,130
SLM Corp. 5.000%, 10/01/2013	4,420,000	2,350,415
		26,219,363

Electric Utilities - 3.82%
Commonwealth Edison Co. 5.950%, 08/15/2016	1,355,000	1,297,595
Consumers Energy Co. 6.700%, 09/15/2019	1,690,000	1,749,476
Nisource Finance Corp. 5.250%, 09/15/2017	2,140,000	1,595,201
Xcel Energy, Inc. 7.000%, 12/01/2010	425,000	439,666
		5,081,938

Electronics - 2.63%
Celestica, Inc. 7.625%, 07/01/2013	3,550,000	3,106,250
Sanmina-SCI Corp. 8.125%, 03/01/2016	1,120,000	392,000
		3,498,250

The accompanying notes are an integral part of these Schedules of Investments.

Separately Managed Account Reserve Trust

SCHEDULE OF INVESTMENTS - March 31, 2009 (Unaudited) - (Continued)

	Principal
	Amount	Value
Energy - 1.31%
Valero Energy Corp. 9.375%, 03/15/2019	$1,690,000	$1,744,705

Food – 3.69%
Chiquita Brands International, Inc. 7.500%, 11/01/2014	1,290,000	941,700
Tyson Foods, Inc. 7.850%, 04/01/2016	4,615,000	3,975,804
		4,917,504
Health Care Services - 3.74%
Tenet Healthcare Corp. 9.875%, 07/01/2014	6,385,000	4,980,300

Homebuilders - 9.37%
Centex Corp. 6.500%, 05/01/2016	2,695,000	2,075,150
K Hovnanian Enterprises, Inc. 7.500%, 05/15/2016	4,520,000	1,243,000
Lennar Corp. 5.600%, 05/31/2015	4,275,000	3,045,938
Pulte Homes, Inc. 5.200%, 02/15/2015	3,205,000	2,535,956
Toll Brothers Finance Corp. 5.150%, 05/15/2015	4,235,000	3,572,214
		12,472,258

Insurance - 0.09%
Unum Group 7.625%, 03/01/2011	120,000	119,416

Leisure Time - 0.18%
Royal Caribbean Cruises Ltd. 7.000%, 06/15/2013	425,000	238,531

Media - 3.96%
Comcast Corp. 5.850%, 11/15/2015	1,235,000	1,184,859
Historic TW, Inc. 9.125%, 01/15/2013	450,000	472,739
Knight-Ridder, Inc.
9.875%, 04/15/2009	18,000	16,200
5.750%, 09/01/2017	5,655,000	678,600
The McGraw Hill Cos, Inc. 5.900%, 11/15/2017	1,075,000	940,009
Viacom, Inc. 6.250%, 04/30/2016	2,250,000	1,975,370
		5,267,777

The accompanying notes are an integral part of these Schedules of Investments.

Separately Managed Account Reserve Trust

SCHEDULE OF INVESTMENTS - March 31, 2009 (Unaudited) - (Continued)

	Principal
	Amount	Value
Miscellaneous Manufacturing - 0.21%
Bombardier, Inc. 6.300%, 05/01/2014	$400,000	$282,000

Paper & Forest Products - 3.12%
Abitibi-Consolidated Co. of Canada 6.000%, 06/20/2013	3,950,000	355,500
Catalyst Paper Corp. 8.625%, 06/15/2011	4,950,000	2,264,625
Norske Skogindustrier ASA 7.000%, 06/26/2017	695,000	489,391
Tembec Industries, Inc. 10.080%, 02/12/2012	2,088,750	1,044,375
		4,153,891

Semiconductors - 0.00%
MagnaChip Semiconductor S.A. 8.000%, 12/15/2014(d)	1,340,000	134

Telecommunications - 4.50%
Citizens Communications Co. 9.250%, 05/15/2011	525,000	532,875
Nextel Communications, Inc. 5.950%, 03/15/2014	5,035,000	2,794,425
Sprint Nextel Corp. 6.000%, 12/01/2016	2,225,000	1,590,875
Verizon New York, Inc. 6.875%, 04/01/2012	1,050,000	1,075,471
		5,993,646
TOTAL CORPORATE BONDS (Cost $140,933,617)		$90,680,282

SHORT TERM INVESTMENTS - 3.19%
Repurchase Agreements - 3.19%
State Street Bank & Trust Repurchase Agreement, (Dated 03/31/2009),
due 04/01/2009, 0.01%, [Collateralized by $4,345,000 United States
Treasury Bill, 05/28/2009, (Market Value $4,343,796)] (proceeds $4,253,916)	$4,253,915	$4,253,915
TOTAL SHORT TERM INVESTMENTS (Cost $4,253,915)		$4,253,915
Total Investments (Cost $200,084,628) - 93.20%		$124,109,970
Other Assets in Excess of Liabilities - 6.80%		9,044,675
TOTAL NET ASSETS - 100.00%		$133,154,645

The accompanying notes are an integral part of these Schedules of Investments.

Separately Managed Account Reserve Trust

SCHEDULE OF INVESTMENTS - March 31, 2009 (Unaudited) - (Continued)

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the ‘‘Act’’) or was acquired in a private placement, and, unless unless registered under the Act, may only be sold to ‘‘qualified institutional buyers’’ (as defined in the Act or pursuant to another exemption from registration.) The market values of these securities total $5,367,120, which represents 4.03% of total net assets.

(c)
The prices for these securities were derived from an estimate of fair market value using methods approved by the Fund’s Board of Trustees. These securities represent $952,975 or 0.72% of the Fund’s net assets.

(d)	In default.

The accompanying notes are an integral part of these Schedules of Investments.

Brandes Institutional Core Plus Fixed Income Fund

SCHEDULE OF INVESTMENTS - March 31, 2009 (Unaudited)

	Principal
	Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS - 28.88%
Federal Home Loan Mortgage Corp.
Pool #071210, 4.125%, 07/12/2010	$750,000	$780,779
Pool #A6-2161, 6.000%, 06/01/2037	302,329	316,421
Pool #A8-2394, 6.000%, 10/01/2038	182,710	191,217
Pool #A8-2297, 6.500%, 10/01/2038	312,022	329,318
		1,617,735
Federal National Mortgage Association
Pool #988107, 5.000%, 08/01/2023	254,494	264,243
Pool #AA1069, 5.000%, 12/01/2023	305,370	317,068
Pool #43661, 5.500%, 04/15/2036(d)	750,000	778,359
Pool #969757, 5.500%, 02/01/2038	226,875	235,707
		1,595,377

TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS
(Cost $3,155,172)		$3,213,112

OTHER MORTGAGE RELATED SECURITIES - 7.73%

Commercial Mortgages - 7.08%
Banc of America Alternative Loan Trust
Series 2007-2, 5.750%, 06/25/2037	$50,197	$30,402
Banc of America Funding Corp.
Series 2006-H, 6.076%, 09/20/2046	54,147	27,991
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-10, 4.650%, 10/25/2035	220,000	102,957
Countrywide Home Loan Mortgage Pass Through Trust
Series 2006-HYB1, 5.316%, 03/20/2036	38,394	17,778
First Horizon Alternative Mortgage Securities
Series 2004-FA2, 6.000%, 01/25/2035	44,591	36,760
Indymac Index Mortgage Loan Trust
Series 2007-AR7, 5.696%, 06/25/2037	322,831	115,245
JP Morgan Chase Commercial Mortgage Securities
Series 2006-CIBC17, 5.429%, 12/12/2043	70,000	48,086

The accompanying notes are an integral part of these Schedules of Investments.

Brandes Institutional Core Plus Fixed Income Fund

SCHEDULE OF INVESTMENTS - March 31, 2009 (Unaudited) - (Continued)

	Principal
	Amount	Value
Merrill Lynch Mortgage Investors Trust
Series 2005-A9, 5.148%, 12/25/2035	$226,802	$144,947
WaMu Mortgage Pass Through Certificates
Series 2007-HY2, 6.617%, 11/25/2036	48,673	25,945
Wells Fargo Alternative Loan Trust
Series 2007-PA5, 6.000%, 11/25/2022	200,579	159,773
Series 2007-PA5, 6.250%, 11/25/2037	92,189	60,211
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR14, 6.130%, 10/25/2036	23,917	17,728
		787,823

Sub-Prime Mortgages - 0.65%
Countrywide Asset-Backed Certificates
Series 2004-10, 1.572%, 12/25/2034	55,206	7,554
JP Morgan Mortgage Acquisition Corp.
Series 2006-NC1, 0.692%, 04/25/2036	100,000	64,656
Park Place Securities, Inc.
Series 2004-WWF1, 3.922%, 12/25/2034	11,166	184
		72,394

TOTAL OTHER MORTGAGE RELATED SECURITIES
(Cost $1,154,148)		$860,217

US GOVERNMENTS - 18.57%

Sovereign - 18.57%
United States Treasury Bond 6.875%, 08/15/2025	$185,000	$265,186
United States Treasury Note
4.000%, 03/15/2010	535,000	552,263
4.250%, 08/15/2014	415,000	469,728
4.500%, 02/15/2016	675,000	778,781
		1,800,772

TOTAL US GOVERNMENTS (Cost $1,964,198)		$2,065,958

The accompanying notes are an integral part of these Schedules of Investments.

Brandes Institutional Core Plus Fixed Income Fund

SCHEDULE OF INVESTMENTS - March 31, 2009 (Unaudited) - (Continued)

	Shares	Value
PREFERRED STOCKS - 0.03%

Diversified Financial Services - 0.03%
Preferred Blocker, Inc., 7.000%(b)	16	$3,186
TOTAL PREFERRED STOCKS (Cost $0)		$3,186

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 0.38%
Airplanes Pass Through Trust
Series A-8, 0.931%, 03/15/2019	$27,072	$20,304
Series A-9, 1.106%, 03/15/2019	100,000	21,000
DVI Receivables Corp. Series 03-1A3, 1.064%, 03/12/2011(c)	22,344	782
TOTAL ASSET BACKED SECURITIES (Cost $104,993)		$42,086

CORPORATE BONDS - 36.68%

Advertising - 0.88%
Interpublic Group of Companies, Inc. 6.250%, 11/15/2014	$155,000	$97,650

Automobile Parts & Equipment - 0.24%
American Axle & Manufacturing, Inc. 5.250%, 02/11/2014	65,000	13,975
Lear Corp. 5.750%, 08/01/2014	40,000	10,000
Visteon Corp. 7.000%, 03/10/2014	65,000	3,250
		27,225
Banks & Thrifts - 2.55%
Banco Santander Chile 7.375%, 07/18/2012	$23,700	$24,502
Fleet Boston Corp. 7.375%, 12/01/2009	9,500	9,281
HSBC Capital Funding LP 9.547%, 06/30/2010	50,000	34,075
National City Corp. 4.900%, 01/15/2015	235,000	216,194
		284,052

The accompanying notes are an integral part of these Schedules of Investments.

Brandes Institutional Core Plus Fixed Income Fund

SCHEDULE OF INVESTMENTS - March 31, 2009 (Unaudited) - (Continued)

	Principal
	Amount	Value
Building Materials - 1.13%
Masco Corp. 6.125%, 10/03/2016	$70,000	$44,925
Mohawk Industries, Inc. 6.625%, 01/15/2016	80,000	58,944
USG Corp. 6.300%, 11/15/2016	40,000	22,000
		125,869
Commercial Services - 0.02%
Quebecor World Capital Corp. 6.125%, 11/15/2013(a)	140,000	2,450

Computers - 0.14%
Unisys Corp. 12.500%, 01/15/2016	60,000	15,675

Diversified Financial Services - 9.01%
CIT Group, Inc.
7.625%, 11/30/2012	265,000	195,048
6.100%, 03/15/2067	105,000	25,276
Citigroup, Inc. 6.875%, 03/05/2038	85,000	74,106
Countrywide Financial Corp. 5.800%, 06/07/2012	155,000	134,608
Fifth Third Bancorp 8.250%, 03/01/2038	50,000	30,645
Ford Motor Credit Co. 7.250%, 10/25/2011	170,000	121,032
GMAC LLC
6.875%, 09/15/2011(b)	75,000	53,296
7.500%, 12/31/2013(b)	15,000	7,210
8.000%, 12/31/2018(b)	18,000	5,226
International Lease Finance Corp. 6.625%, 11/15/2013	40,000	22,156
JP Morgan Chase & Co. 7.900%, 04/30/2099	165,000	106,036
KeyCorp 6.500%, 05/14/2013	110,000	107,342
Regions Financing Trust II 6.625%, 05/01/2077	40,000	14,489
SLM Corp. 5.000%, 10/01/2013	200,000	106,354
		1,002,824

Electric Utilities - 2.36%
Commonwealth Edison Co. 5.900%, 03/15/2036	75,000	61,417
Consumers Energy Co. 6.700%, 09/15/2019	100,000	103,519
Nisource Finance Corp. 5.250%, 09/15/2017	85,000	63,361

The accompanying notes are an integral part of these Schedules of Investments.

Brandes Institutional Core Plus Fixed Income Fund

SCHEDULE OF INVESTMENTS - March 31, 2009 (Unaudited) - (Continued)

	Principal
	Amount	Value
Oncor Electric Delivery Co. 6.375%, 01/15/2015	$30,000	$29,414
Public Service Co. of New Mexico 7.950%, 05/15/2018	5,000	4,388
		262,099
Electronics - 0.51%
Celestica, Inc. 7.625%, 07/01/2013	65,000	56,875

Energy - 0.93%
Valero Energy Corp. 9.375%, 03/15/2019	100,000	103,237

FDIC Guaranteed - 6.55%
Wells Fargo & Company 3.000%, 12/09/2011	225,000	232,627
Goldman Sachs Group, Inc. 3.250%, 06/15/2012	475,000	495,797
		728,424
Food - 1.12%
Tyson Foods, Inc. 7.850%, 04/01/2016	145,000	124,917

Health Care Services - 1.09%
Tenet Healthcare Corp. 9.875%, 07/01/2014	155,000	120,900

Homebuilders - 2.40%
Centex Corp. 6.500%, 05/01/2016	80,000	61,600
K Hovnanian Enterprises, Inc. 7.500%, 05/15/2016	120,000	33,000
Pulte Homes, Inc. 5.200%, 02/15/2015	90,000	71,212
Toll Brothers Finance Corp. 5.150%, 05/15/2015	120,000	101,220
		267,032
Insurance - 0.18%
Zurich Reinsurance Centre Holdings, Inc. 7.125%, 10/15/2023	29,000	19,763

Leisure Time - 0.33%
Royal Caribbean Cruises Ltd. 7.000%, 06/15/2013	65,000	36,481

Media - 2.00%
Comcast Corp. 5.850%, 11/15/2015	65,000	62,361
Historic TW, Inc. 9.125%, 01/15/2013	40,000	42,021
Knight-Ridder, Inc. 5.750%, 09/01/2017	100,000	12,000

The accompanying notes are an integral part of these Schedules of Investments.

Brandes Institutional Core Plus Fixed Income Fund

SCHEDULE OF INVESTMENTS - March 31, 2009 (Unaudited) - (Continued)

	Principal
	Amount	Value
The McGraw Hill Cos, Inc. 5.900%, 11/15/2017	$15,000	$13,117
Viacom, Inc.
6.250%, 04/30/2016	65,000	57,066
6.875%, 04/30/2036	50,000	36,480
		223,045
Paper & Forest Products - 0.56%
Abitibi-Consolidated Co. of Canada 6.000%, 06/20/2013	80,000	7,200
Catalyst Paper Corp. 8.625%, 06/15/2011	120,000	54,900
		62,100
Pharmaceuticals - 1.18%
Schering-Plough Corp. 5.550%, 12/01/2013	35,000	36,786
Wyeth 5.500%, 02/01/2014	90,000	94,537
		131,323
Semiconductors - 0.00%
MagnaChip Semiconductor S.A. 8.000%, 12/15/2014(a)	14,500	1

Telecommunications - 3.23%
Citizens Communications Co. 9.250%, 05/15/2011	45,000	45,675
Nextel Communications, Inc. 5.950%, 03/15/2014	60,000	33,300
Sprint Nextel Corp. 6.000%, 12/01/2016	135,000	96,525
Verizon New York, Inc. 6.875%, 04/01/2012	180,000	184,366
		359,866
Transportation - 0.27%
Continental Airlines 5.983%, 04/19/2022	40,000	29,600
TOTAL CORPORATE BONDS (Cost $4,956,248)		$4,081,408
The accompanying notes are an integral part of these Schedules of Investments.

Brandes Institutional Core Plus Fixed Income Fund

SCHEDULE OF INVESTMENTS - March 31, 2009 (Unaudited) - (Continued)

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 19.05%

Discount Notes - 6.96%
Federal Home Loan Bank Discount Notes 0.19%, 05/27/2009	$774,767	$774,767

Repurchase Agreements - 12.09%
State Street Bank & Trust Repurchase Agreement, (Dated 03/31/2009),
due 04/01/2009, 0.01%, [Collateralized by $1,375,000 United States
Treasury Bill, 05/28/2009, (Market Value $1,374,619)] (proceeds $1,344,696)(e)	1,344,696	1,344,696
TOTAL SHORT TERM INVESTMENTS (Cost $2,119,463)		$2,119,463
Total Investments (Cost $13,454,223) - 111.32%		$12,385,430
Liabilities in Excess of Other Assets - (11.32)%		(1,259,167)
TOTAL NET ASSETS - 100.00%		$11,126,263

Percentages are stated as a percent of net assets.
(a)	In default.
(b)
Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the ‘‘Act’’) or was acquired in a private placement, and, unless unless registered under the Act, may only be sold to ‘‘qualified institutional buyers’’ (as defined in the Act or pursuant to another exemption from registration.) The market values of these securities total $68,918, which represents 0.62% of total net assets.

(c)
The prices for these securities were derived from an estimate of fair market value using methods approved by the Fund’s Board of Trustees. These securities represent $782 or 0.01% of the Fund’s net assets.

(d)	Security purchased on a delayed delivery or when-issued basis. Rate shown is as of issue date.
(e)	Security pledged as collateral for when-issued purchase commitments outstanding as of March 31, 2009.

The accompanying notes are an integral part of these Schedules of Investments.

Brandes Institutional Enhanced Income Fund

SCHEDULE OF INVESTMENTS - March 31, 2009 (Unaudited)

	Principal
	Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS - 14.78%
Federal Home Loan Mortgage Corp.
Pool #A8-2394, 6.000%, 10/01/2038	$218,458	$228,628
Pool #A8-2297, 6.500%, 10/01/2038	197,760	208,723
		437,351
Federal National Mortgage Association
Pool #988107, 5.000%, 08/01/2023	300,765	312,287
Pool #969757, 5.500%, 02/01/2038	68,063	70,712
		382,999

TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS
(Cost $796,804)		$820,350

OTHER MORTGAGE RELATED SECURITIES - 7.76%

Commercial Mortgages - 7.61%
Banc of America Alternative Loan Trust Series 2007-2, 5.750%, 06/25/2037	$50,197	$30,402
Banc of America Funding Corp. Series 2006-H, 6.076%, 09/20/2046	60,163	31,101
Countrywide Home Loan Mortgage Pass Through Trust
Series 2006-HYB1, 5.316%, 03/20/2036	41,347	19,146
First Horizon Alternative Mortgage Securities
Series 2004-FA2, 6.000%, 01/25/2035	46,618	38,431
Indymac Index Mortgage Loan Trust
Series 2007-AR7, 5.696%, 06/25/2037	116,219	41,488
JP Morgan Chase Commercial Mortgage Securities
Series 2006-CIBC17, 5.429%, 12/12/2043	100,000	68,694
Merrill Lynch Mortgage Investors Trust
Series 2005-A9, 5.148%, 12/25/2035	45,360	28,989
WaMu Mortgage Pass Through Certificates
Series 2007-HY2, 6.617%, 11/25/2036	54,081	28,828
Wells Fargo Alternative Loan Trust
Series 2007-PA5, 6.000%, 11/25/2022	86,524	68,922
Series 2007-PA5, 6.250%, 11/25/2037	101,408	66,232
		422,233

The accompanying notes are an integral part of these Schedules of Investments.

Brandes Institutional Enhanced Income Fund

SCHEDULE OF INVESTMENTS - March 31, 2009 (Unaudited) - (Continued)

	Principal
	Amount	Value
Sub-Prime Mortgages - 0.15%
Countrywide Asset-Backed Certificates
Series 2004-10, 1.572%, 12/25/2034	$59,807	$8,184
TOTAL OTHER MORTGAGE RELATED SECURITIES
(Cost $657,466)		$430,417

US GOVERNMENTS - 1.55%

Sovereign - 1.55%
United States Treasury Notes
4.250%, 08/15/2014	$35,000	$39,616
4.500%, 02/15/2016	40,000	46,150
		85,766
TOTAL US GOVERNMENTS (Cost $79,190)		$85,766

	Shares	Value
COMMON STOCKS - 26.53%

Automobiles - 0.97%
Toyota Motor Corp.(c)	1,700	$53,999

Chemicals - 0.87%
Dow Chemical Co	5,740	48,388

Commercial Banks - 2.77%
Barclays Plc(c)	4,528	9,613
Barclays Plc - ADR	1,630	13,855
HSBC Holdings Plc(c)	5,699	31,730
Mitsubishi UFJ Financial Group, Inc.(c)	9,400	46,311
Mizuho Financial Group, Inc.(c)	26,600	51,944
		153,453

The accompanying notes are an integral part of these Schedules of Investments.

Brandes Institutional Enhanced Income Fund

SCHEDULE OF INVESTMENTS - March 31, 2009 (Unaudited) - (Continued)

	Shares	Value
Communications Equipment - 2.79%
Alcatel-Lucent S.A.(a)(c)	12,410	$23,201
Ericsson (L.M.) Telephone(c)	7,900	63,873
Nokia OYJ(c)	5,800	67,833
		154,907

Computers & Peripherals - 1.14%
Dell, Inc.(a)	6,700	63,516

Diversified Financial Services - 0.85%
Bank of America Corp.	3,600	24,552
Citigroup, Inc	1,481	22,630
		47,182

Diversified Telecommunication Services - 5.13%
Deutsche Telekom AG(c)	5,200	64,407
France Telecom S.A.(c)	2,100	47,874
Nippon Telegraph & Telephone Corp.(c)	1,400	53,431
Telecom Italia SpA(c)	50,300	64,849
Verizon Communications, Inc	1,800	54,360
		284,921

Electric Utilities - 0.43%
Korea Electric Power Corp. - ADR(a)	2,600	23,790

Food Products - 1.16%
Unilever Plc(c)	3,400	64,293

Health Care Equipment & Supplies - 0.82%
Boston Scientific Corp.(a)	5,710	45,394

Pharmaceuticals - 5.12%
AstraZeneca Plc(c)	1,600	56,664
Bristol-Myers Squibb Co	2,500	54,800
GlaxoSmithKline Plc(c)	2,900	45,166

The accompanying notes are an integral part of these Schedules of Investments.

Brandes Institutional Enhanced Income Fund

SCHEDULE OF INVESTMENTS - March 31, 2009 (Unaudited) - (Continued)

	Shares	Value
Pfizer, Inc	4,400	$59,928
Sanofi-Aventis S.A.(c)	1,200	67,346
		283,904

Semiconductors & Semiconductor Equipment - 1.35%
Intel Corp.	4,970	74,798

Software - 1.22%
Microsoft Corp.	3,700	67,969

Specialty Retail - 1.10%
The Home Depot, Inc	2,600	61,256

Wireless Telecommunication Services - 0.81%
SK Telecom Co., Ltd. - ADR(a)	2,900	44,805
TOTAL COMMON STOCKS (Cost $2,344,835)		$1,472,575

PREFERRED STOCKS - 0.06%

Diversified Financial Services - 0.06%
Preferred Blocker, Inc., 7.000%(b)	16	$3,186
TOTAL PREFERRED STOCKS (Cost $0)		$3,186

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 0.38%
Airplanes Pass Through Trust Series A-9, 1.106%, 03/15/2019	$100,000	$21,000
TOTAL ASSET BACKED SECURITIES (Cost $62,905)		$21,000

CORPORATE BONDS - 38.14%

Advertising - 0.68%
Interpublic Group of Companies, Inc. 6.250%, 11/15/2014	$60,000	$37,800

The accompanying notes are an integral part of these Schedules of Investments.

Brandes Institutional Enhanced Income Fund

SCHEDULE OF INVESTMENTS - March 31, 2009 (Unaudited) - (Continued)

	Principal
	Amount	Value
Automobile Parts & Equipment - 0.73%
American Axle & Manufacturing, Inc. 5.250%, 02/11/2014	$100,000	$21,500
Lear Corp. 5.750%, 08/01/2014	55,000	13,750
Visteon Corp. 7.000%, 03/10/2014	100,000	5,000
		40,250

Banks & Thrifts - 1.66%
National City Corp. 4.900%, 01/15/2015	100,000	91,998

Building Materials - 1.71%
Masco Corp. 6.125%, 10/03/2016	45,000	28,880
Mohawk Industries, Inc. 6.625%, 01/15/2016	45,000	33,156
USG Corp. 6.300%, 11/15/2016	60,000	33,000
		95,036

Commercial Services - 0.03%
Quebecor World Capital Corp. 6.125%, 11/15/2013(d)	85,000	1,488

Computers - 0.31%
Unisys Corp. 12.500%, 01/15/2016	65,000	16,981

Diversified Financial Services - 9.35%
CIT Group, Inc.
7.625%, 11/30/2012	55,000	40,482
6.100%, 03/15/2067	150,000	36,109
Citigroup, Inc. 6.875%, 03/05/2038	50,000	43,592
Countrywide Financial Corp. 5.800%, 06/07/2012	75,000	65,133
Fifth Third Bancorp 8.250%, 03/01/2038	35,000	21,451
Ford Motor Credit Co. 7.250%, 10/25/2011	100,000	71,196
GMAC LLC 6.875%, 09/15/2011(b)	79,000	56,139
International Lease Finance Corp. 6.625%, 11/15/2013	45,000	24,925
JP Morgan Chase & Co. 7.900%, 04/30/2099	50,000	32,132
KeyCorp 6.500%, 05/14/2013	65,000	63,429
Regions Financing Trust II 6.625%, 05/01/2077	40,000	14,489

The accompanying notes are an integral part of these Schedules of Investments.

Brandes Institutional Enhanced Income Fund

SCHEDULE OF INVESTMENTS - March 31, 2009 (Unaudited) - (Continued)

	Principal
	Amount	Value
SLM Corp. 5.000%, 10/01/2013	$95,000	$50,518
		519,595

Electric Utilities - 3.41%
Commonwealth Edison Co. 5.900%, 03/15/2036	55,000	45,039
Consumers Energy Co. 6.700%, 09/15/2019	30,000	31,056
Nisource Finance Corp. 5.250%, 09/15/2017	100,000	74,542
Oncor Electric Delivery Co. 6.375%, 01/15/2015	35,000	34,317
Public Service Co. of New Mexico 7.950%, 05/15/2018	5,000	4,387
		189,341

Electronics - 1.42%
Celestica, Inc. 7.625%, 07/01/2013	90,000	78,750

Energy - 0.56%
Valero Energy Corp. 9.375%, 03/15/2019	30,000	30,971

FDIC Guaranteed - 1.40%
Wells Fargo & Company 3.000%, 12/09/2011	75,000	77,542

Food - 1.55%
Tyson Foods, Inc. 7.850%, 04/01/2016	100,000	86,150

Health Care Services - 3.16%
Tenet Healthcare Corp. 9.875%, 07/01/2014	225,000	175,500

Homebuilders - 3.64%
Centex Corp. 6.500%, 05/01/2016	40,000	30,800
K Hovnanian Enterprises, Inc. 7.500%, 05/15/2016	65,000	17,875
Pulte Homes, Inc. 5.200%, 02/15/2015	130,000	102,862
Toll Brothers Finance Corp. 5.150%, 05/15/2015	60,000	50,610
		202,147

The accompanying notes are an integral part of these Schedules of Investments.

Brandes Institutional Enhanced Income Fund

SCHEDULE OF INVESTMENTS - March 31, 2009 (Unaudited) - (Continued)

	Principal
	Amount	Value
Media - 3.17%
Comcast Corp. 5.850%, 11/15/2015	$55,000	$52,767
Historic TW, Inc. 9.125%, 01/15/2013	20,000	21,011
Knight-Ridder, Inc. 5.750%, 09/01/2017	140,000	16,800
Viacom, Inc.
6.250%, 04/30/2016	85,000	74,625
6.875%, 04/30/2036	15,000	10,944
		176,147

Paper & Forest Products - 1.54%
Abitibi-Consolidated Co. of Canada 6.000%, 06/20/2013	110,000	9,900
Catalyst Paper Corp. 8.625%, 06/15/2011	165,000	75,488
		85,388

Pharmaceuticals - 1.61%
Wyeth 5.500%, 02/01/2014	85,000	89,285

Telecommunications - 1.61%
Sprint Nextel Corp. 6.000%, 12/01/2016	125,000	89,375

Transportation - 0.60%
Continental Airlines 5.983%, 04/19/2022	45,000	33,300
TOTAL CORPORATE BONDS (Cost $3,030,719)		$2,117,044

	Contracts	Value
RIGHTS - 0.09%

Commercial Banks - 0.09%
HSBC Holdings Plc Rights
Expiration: 04/03/2009, Exercise Price: £2.54	2,375	$4,804
TOTAL RIGHTS (Cost $10,236)		$4,804

The accompanying notes are an integral part of these Schedules of Investments.

Brandes Institutional Enhanced Income Fund

SCHEDULE OF INVESTMENTS - March 31, 2009 (Unaudited) - (Continued)

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 7.73%

Discount Notes - 2.70%
Federal National Mortgage Association Discount Note 0.04%, 04/01/2009	$150,000	$150,000

Repurchase Agreements - 5.03%
State Street Bank & Trust Repurchase Agreement, (Dated 03/31/2009),
due 04/01/2009, 0.01%, [Collateralized by $285,000 United States
Treasury Bill, 05/28/2009, (Market Value $284,921)] (proceeds $279,000)	279,000	279,000
TOTAL SHORT TERM INVESTMENTS (Cost $429,000)		$429,000
Total Investments (Cost $7,411,155) - 97.02%		$5,384,142
Other Assets in Excess of Liabilities - 2.98%		165,123
TOTAL NET ASSETS - 100.00%		$5,549,265

Percentages are stated as a percent of net assets.
ADR American Depository Receipt.
(a)	Non-income producing.
(b)
Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the ‘‘Act’’) or was acquired in a private placement, and, unless unless registered under the Act, may only be sold to ‘‘qualified institutional buyers’’ (as defined in the Act or pursuant to another exemption from registration.) The market values of these securities total $59,325, which represents 1.07% of total net assets.

(c)
The prices for these securities were derived from an estimate of fair market value using methods approved by the Fund’s Board of Trustees. These securities represent $812,534 or 14.64% of the Fund’s net assets.

(d)	In default.

The accompanying notes are an integral part of these Schedules of Investments.

Separately Managed Account Reserve Trust
Brandes Institutional Core Plus Fixed Income Fund
Brandes Institutional Enhanced Income Fund

STATEMENT OF ASSETS AND LIABILITIES March 31, 2009 (Unaudited)

	Separately Managed	Brandes Institutional	Brandes Institutional
	Account Reserve	Core Plus Fixed	Enhanced Income
	Trust	Income Fund	Fund
ASSETS
Investments in securities, at cost	$200,084,628	$13,454,223	$7,411,155
Investments in securities, at value	$124,109,970	$12,385,430	$5,384,142
Receivables:
Securities sold	56,243	—	3,038
Fund shares sold	8,923,529	133,314	—
Dividends and interest	2,713,141	125,168	78,208
Due from Advisor	—	127,733	135,518
Prepaid expenses and other assets	—	22,967	23,518
Total Assets	135,802,883	12,794,612	5,624,424
LIABILITIES
Payables:
Securities purchased	1,055,627	1,633,206	44,346
Fund shares redeemed	847,728	22	—
Dividends payable	744,883	905	19
Accrued expenses	—	34,216	30,794
Total Liabilities	2,648,238	1,668,349	75,159
NET ASSETS	$133,154,645	$11,126,263	$5,549,265
COMPONENTS OF NET ASSETS
Paid-in capital	$223,764,018	$12,170,220	$8,132,963
Undistributed net investment income (loss)	16,987	3,350	(1,017)
Accumulated net realized gain (loss) on
investments and foreign currency	(14,649,753)	21,486	(555,429)
Net unrealized depreciation on:
Investments	(75,974,658)	(1,068,793)	(2,027,013)
Foreign currency	(1,949)	—	(239)
Total Net Assets	$133,154,645	$11,126,263	$5,549,265
Net asset value, offering price and
redemption proceeds per share
Class I Shares
Net Assets	$133,154,645	$11,038,711	$5,457,849
Shares outstanding (unlimited shares
authorized without par value)	23,595,643	1,364,796	803,700
Offering and redemption price	$5.64	$8.09	$6.79
Class E Shares
Net Assets	N/A	$87,552	$91,416
Shares outstanding (unlimited shares
authorized without par value)	N/A	10,829	13,489
Offering and redemption price	N/A	$8.08	$6.78

The accompanying notes to financial statements are an integral part of this statement.

Separately Managed Account Reserve Trust
Brandes Institutional Core Plus Fixed Income Fund
Brandes Institutional Enhanced Income Fund

STATEMENT OF OPERATIONS For the Six Months Ended March 31, 2009 (Unaudited)

	Separately Managed	Brandes Institutional	Brandes Institutional
	Account Reserve	Core Plus Fixed	Enhanced Income
	Trust	Income Fund	Fund
INVESTMENT INCOME
Income
Dividend income	$13,671	$160	$23,466
Interest income	7,173,182	241,655	182,686
Less: Foreign taxes withheld	—	—	(385)
Miscellaneous income	—	—	1
Total income	7,186,853	241,815	205,768
Expenses (Note 3)
Advisory fees	—	13,604	11,399
Custody fees	—	1,569	3,405
Administration fees	—	970	650
Insurance expense	—	192	369
Legal fees	—	19,508	21,359
Printing fees	—	5,329	3,573
Miscellaneous	—	714	1,000
Registration expense	—	31,031	30,006
Trustee fees.	—	25,182	25,367
Transfer agent fees	—	18,944	14,213
Accounting fees	—	11,970	11,958
Auditing fees	—	7,896	7,920
Fund organization expense	—	8,580	8,580
Total expenses	—	145,489	139,799
Less reimbursement/waiver	—	(126,013)	(124,001)
Total expenses net of
reimbursement/waiver	—	19,476	15,798
Net investment income	7,186,853	222,339	189,970
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(2,699,391)	53,019	(518,085)
Foreign currency transactions	—	—	11
Net realized gain (loss)	(2,699,391)	53,019	(518,074)
Net change in unrealized appreciation on:
Investments	(26,983,779)	(431,475)	(730,763)
Foreign currency transactions	(680)	—	(46)
Net unrealized depreciation	(26,984,459)	(431,475)	(730,809)
Net realized and unrealized loss
on investments and foreign
currency transactions	(29,683,850)	(378,456)	(1,248,883)
Net decrease in net assets
resulting from operations	$(22,496,997)	$(156,117)	$(1,058,913)

The accompanying notes to financial statements are an integral part of this statement.

Separately Managed Account Reserve Trust
Brandes Institutional Core Plus Fixed Income Fund
Brandes Institutional Enhanced Income Fund

STATEMENT OF CHANGES IN NET ASSETS

	Separately Managed		Brandes Institutional Core
	Account Reserve Trust		Plus Fixed Income Fund
	Six Months Ended March 31, 2009	Year Ended September 30, 2008	Six Months Ended March 31, 2009	Prior Ended September 30, 2008 *
	(Unaudited)		(Unaudited)
INCREASE (DECREASE) IN NET
ASSETS FROM:
OPERATIONS
Net investment income	$7,186,853	$16,467,374	$222,339	$216,237
Net realized gain (loss) on:
Investments	(2,699,391)	(12,181,436)	53,019	(40,888)
Foreign currency transactions	—	(1,851)	—	—
Net increase from payments by affiliates	—	145,127	—	8,946
Net unrealized depreciation on:
Investments	(26,983,779)	(43,544,055)	(431,475)	(637,318)
Foreign currency transactions	(680)	(1,269)	—	—
Net increase (decrease) in net
assets resulting from
operations	(22,496,997)	(39,116,110)	(156,117)	(453,023)
DISTRIBUTIONS TO
SHAREHOLDERS
From net investment income
Class I	(7,172,098)	(16,380,166)	(217,835)	(215,461)
Class E	N/A	N/A	(1,155)	(366)
From net realized gains
Class I	—	(485,422)	—	—
Class E	N/A	N/A	—	—
Tax return of capital
Class I	—	—	—	—
Class E	N/A	N/A	—	—
Decrease in net assets from
distributions	(7,172,098)	(16,865,588)	(218,990)	(215,827)
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	38,796,008	110,064,318	7,199,348	5,173,532
Net asset value of shares issued on
reinvestment of distributions	2,172,475	4,222,703	213,547	215,036
Cost of shares redeemed	(32,720,157)	(46,265,699)	(631,243)	—
Net increase in net assets from capital
share transactions	8,248,326	68,021,322	6,781,652	5,388,568
Total Increase (Decrease) in net assets	(21,420,769)	12,039,624	6,406,545	4,719,718
NET ASSETS
Beginning of the Period	154,575,414	142,535,790	4,719,718	—
End of the Period.	$133,154,645	$154,575,414	$11,126,263	$4,719,718
Undistributed net investment
income	$16,987	$2,232	$3,350	$1

*  Commenced operations on December 28, 2007.

The accompanying notes to financial statements are an integral part of this statement.

Separately Managed Account Reserve Trust
Brandes Institutional Core Plus Fixed Income Fund
Brandes Institutional Enhanced Income Fund

STATEMENT OF CHANGES IN NET ASSETS - (Continued)

	Brandes Institutional
	Enhanced Income Fund
	Six Months	Period
	Ended	Ended
	March 31,	September 30,
	2009	2008*
	(Unaudited)
INCREASE (DECREASE) IN NET
ASSETS FROM:
OPERATIONS
Net investment income	$189,970	$293,833
Net realized gain (loss) on:
Investments.	(518,085)	(46,249)
Foreign currency transactions	11	(39)
Net increase from payments by affiliates	—	7,904
Net unrealized depreciation on:
Investments.	(730,763)	(1,296,250)
Foreign currency transactions	(46)	(193)
Net increase (decrease) in net
assets resulting from
operations	(1,058,913)	(1,040,994)
DISTRIBUTIONS TO
SHAREHOLDERS
From net investment income
Class I	(187,982)	(291,233)
Class E	(2,966)	(1,610)
From net realized gains
Class I	—	—
Class E	—	—
Tax return of capital
Class I	—	(1,213)
Class E	—	(7)
Decrease in net assets from
distributions	(190,948)	(294,063)
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	136,980	8,221,557
Net asset value of shares issued on
reinvestment of distributions	190,671	294,113
Cost of shares redeemed	(511,698)	(197,440)
Net increase in net assets from capital
share transactions	(184,047)	8,318,230
Total Increase (Decrease) in net assets	(1,433,908)	6,983,173
NET ASSETS
Beginning of the Period	6,983,173	—
End of the Period.	$5,549,265	$6,983,173
Undistributed net investment
loss	$(1,017)	$(39)

*	Commenced operations on December 28, 2007.

The accompanying notes to financial statements are an integral part of this statement.

Separately Managed Account Reserve Trust
Brandes Institutional Core Plus Fixed Income Fund
Brandes Institutional Enhanced Income Fund

FINANCIAL HIGHLIGHTS
For a capital share outstanding for the period ended:

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain/(loss) on investments	Net increase from payments by affiliates	Total from investment operations	Dividends from net investment income	Dividends from net realized gain
Separately Managed
Account Reserve Trust
3/31/09 (Unaudited)	$6.97	0.33	(1.33)	—	(0.99)	(0.33)	—
9/30/2008	$9.61	0.81	(2.63)	0.01	(1.81)	(0.81)	(0.02)
9/30/2007	$9.87	0.69	(0.27)	—	0.42	(0.68)	—
10/3/2005(4) – 9/30/2006	$10.00	0.69	(0.13)	—	0.56	(0.69)	—
Brandes Institutional Core Plus Fixed Income Fund
Class I
3/31/09 (Unaudited)	$8.69	0.24	(0.60)	—	(0.36)	(0.24)	—
12/28/2007(4) – 9/30/2008	$10.00	0.44	(1.33)	0.02	(0.87)	(0.44)	—
Class E
3/31/09 (Unaudited)	$8.70	0.23	(0.62)	—	(0.39)	(0.23)	—
5/28/2008(4) – 9/30/2008	$9.99	0.24	(1.31)	0.02	(1.05)	(0.24)	—
Brandes Institutional
Enhanced Equity Fund
Class I
3/31/09 (Unaudited)	$8.29	0.24	(1.50)	—	(1.26)	(0.24)	—
12/28/2007(4) – 9/30/2008	$10.00	0.39	(1.72)	0.01	(1.32)	(0.39)	—
Class E
3/31/09 (Unaudited)	$8.28	0.23	(1.50)	—	(1.27)	(0.23)	—
5/28/2008(4) – 9/30/2008	$9.67	0.18	(1.40)	0.01	(1.21)	(0.18)	—

(1)	Not annualized.
(2)	Annualized.
(3)
Reflects the fact that no fees or expenses are incurred by the Fund. The Fund is an integral part of ‘‘wrap-fee’’ programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Fund or the Advisor. Participants in these programs pay a ‘‘wrap’’ fee to the sponsor of the program.

(4)	Commencement of operations.
(5)	After fees waived and expenses absorbed or recouped by the Advisor, where applicable.
(6)
The Fund’s total return consists of a voluntary reimbursement by the Advisor for a realized investment loss on a transaction not meeting the Fund’s investment guidelines. This item had an impact of less than 0.005% on the SMART Fund’s total return. The return for the Core Fund, Class I and E would have been (9.21)% and (10.82)%, respectively. The return for the Enhanced Fund, Class I and E would have been (13.65)% and (12.70)%, respectively.

(7)	Amount calculated is less than $0.005 per share.

Tax return of capital		Net asset value, end of period	Total return		Net assets, end of period (millions)	Ratio of net expenses to average net assets(5)		Ratio of net investment income to average net assets(5)		Ratio of expenses (prior to reimbursements) to average net assets		Ratio of net investment income (prior to reimbursements) to average net assets		Portfolio turnover rate
—		$5.64	(14.23	)%(1)	$133.15	0.00	%(2),(3)	11.24	%(2),(3)	N/A		N/A		25.56	%(1)
—		$6.97	(20.15	)%(6)	$154.58	0.00	%(3)	9.28	%(3)	N/A		N/A		157.66%
—		$9.61	4.22%		$142.50	0.00	%(3)	7.27	%(3)	N/A		N/A		230.69%
—		$9.87	5.96	%(1)	$15.90	0.00	%(2),(3)	7.22	%(2),(3)	N/A		N/A		214.02	%(1)
—		$8.09	(3.97	)%(1)	$11.04	0.50	%(2)	5.73	%(2)	3.75	%(2)	2.48	%(2)	22.41	%(1)
—		$8.69	(9.00	)%(1),(6)	$4.70	0.50	%(2)	6.04	%(2)	7.93	%(2)	(1.39	)%(2)	404.25	%(1)
—		$8.08	(4.27	)%(1)	$0.09	0.70	%(2)	5.56	%(2)	3.25	%(2)	3.01	%(2)	22.41	%(1)
—		$8.70	(10.20	)%(1),(6)	$0.02	0.70	%(2)	8.54	%(2)	7.19	%(2)	2.05	%(2)	404.25	%(1)
—		$6.79	(15.05	)%(1)	$5.46	0.55	%(2)	6.68	%(2)	4.91	%(2)	2.32	%(2)	7.15	%(1)
—	(7)	$8.29	(13.55	)%(1),(6)	$6.84	0.55	%(2)	5.46	%(2)	5.63	%(2)	0.38	%(2)	273.38	%(1)
—		$6.78	(15.26	)%(1)	$0.09	0.75	%(2)	6.42	%(2)	4.90	%(2)	2.27	%(2)	7.15	%(1)
—	(7)	$8.28	(12.59	)%(1),(6)	$0.15	0.75	%(2)	6.20	%(2)	5.52	%(2)	1.43	%(2)	273.38	%(1)

Separately Managed Account Reserve Trust
Brandes Institutional Core Plus Fixed Income Fund
Brandes Institutional Enhanced Income Fund

NOTES TO FINANCIAL STATEMENTS — (Unaudited)

NOTE 1 – ORGANIZATION

The Separately Managed Account Reserve Trust (the ‘‘SMART Fund’’), the Brandes Institutional Core Plus Fixed Income Fund (the ‘‘Core Plus Fund’’) and the Brandes Institutional Enhanced Income Fund (the ‘‘Enhanced Income Fund’’) (individually, a ‘‘Fund,’’ and collectively the ‘‘Funds’’) are series of Brandes Investment Trust (the ‘‘Trust’’). The Trust is registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’), as a diversified, open-end management investment company. The SMART Fund began operations on October 3, 2005. The Core Plus Fund and Enhanced Income Fund (each individually, an ‘‘Institutional Fund,’’ and collectively, the ‘‘Institutional Funds’’) began operations on December 28, 2007 and have two classes of shares: Class I and Class E. As noted in the Institutional Funds’ Prospectus, Class I shares are for institutional investors, and Class E shares pay up to 0.25% of service fees of the Institutional Funds’ average net assets attributable to Class E shares to intermediaries providing non-distribution services to their clients who own shares of the Institutional Funds. The SMART and Core Plus Fund invest their assets primarily in diversified portfolios of debt securities, while the Enhanced Income Fund invests its assets approximately 70% in debt securities and 30% in equity securities. The Funds seek to maximize total return.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation. Bonds and other fixed-income securities (other than the short-term securities) are valued using the bid price provided by an independent pricing service.

Other securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (‘‘NOCP’’). Securities traded on an exchange for which there have been no sales are valued at the mean between last bid and ask price on such day. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith pursuant to procedures adopted by the Board of Trustees.

U.S. Government securities with less than 60 days remaining to maturity when acquired by the Funds are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at the current market value as provided by an independent pricing service on the day of valuation until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board determines during such 60-day period that this amortized cost basis does not represent fair value. Short-term investments are stated at cost, which when combined with accrued interest approximates market value.

Separately Managed Account Reserve Trust
Brandes Institutional Core Plus Fixed Income Fund
Brandes Institutional Enhanced Income Fund

NOTES TO FINANCIAL STATEMENTS — (Unaudited) - (Continued)

The Funds have adopted valuation procedures that allow for fair value pricing for use in appropriate circumstances. Such circumstances may arise when trading in a security has been halted or suspended or a security has been delisted from a national exchange, a security has not been traded for an extended period of time, or a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Funds calculate their own share prices. If no price, or in the Advisor’s determination no price representing fair value, is provided for a security held by a Fund by an independent pricing agent, then the security will be fair valued. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities.

In using fair value pricing, each Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A Fund using fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Funds do not isolate that portion of the results of operations arising as a result of changes in the currency exchange rate from the fluctuations arising as a result of changes in the market prices of investments during the period.

The Funds report certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

B.
Repurchase Agreements. Each Fund may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet the credit guidelines established by the Board of Trustees. Each Fund will always receive and maintain, as collateral, securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. To the extent that the term of any repurchase transaction exceeds one business day, the value of the Fund’s collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral.

If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Separately Managed Account Reserve Trust
Brandes Institutional Core Plus Fixed Income Fund
Brandes Institutional Enhanced Income Fund

NOTES TO FINANCIAL STATEMENTS — (Unaudited) - (Continued)

C.
Foreign Currency. Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

D.
Forward Foreign Currency Exchange Contracts. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked to market daily and the change in market value is recorded by the relevant Fund as an unrealized gain or loss. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be at risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably.

E.
Delayed Delivery Securities. The Funds may purchase securities on a when-issued or delayed delivery basis. ‘‘When-issued’’ or ‘‘Delayed Delivery’’ refers to securities whose terms are available and for which a market exists, but that have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement. When a Fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the Fund segregates cash or liquid securities, of any type or maturity, equal in value to the Fund’s commitment. Losses may arise if the market value of the underlying securities change, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors.

F.
Security Transactions, Dividends and Distributions. Security transactions are accounted for on the trade date. Realized gains and losses are evaluated on the bases of identified costs. Dividends from net investment income are declared daily and paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders are recorded on the ex-dividend date. Interest is recorded on an accrual basis.

The Institutional Funds’ investment income, expenses, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class). Expenses common to the Institutional Funds’ portfolios are allocated among the Institutional Funds based upon their relative net asset values or other appropriate allocation methods.

Separately Managed Account Reserve Trust
Brandes Institutional Core Plus Fixed Income Fund
Brandes Institutional Enhanced Income Fund

NOTES TO FINANCIAL STATEMENTS — (Unaudited) - (Continued)

G.
Federal Income Taxes. Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required.

H.
Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

I.
Indemnification Obligations. Under the Trust’s organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred or that would be covered by other parties.

J.
Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period ended September 30, 2008, as a result of their reclassifications the SMART Fund’s undistributed net investment income was decreased by $89,222 and accumulated net realized gain was increased by $89,222, Core Plus Fund’s undistributed net investment income was decreased by $409 and accumulated net realized gain was increased by $409 and the Enhanced Income Fund’s undistributed net investment income was increased by $191, accumulated net realized gain was increased by $1,029 and paid-in capital was decreased by $1,220.

K.
Accounting for Uncertainty in Income Taxes. Effective March 31, 2008, the Trust adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 Accounting for Uncertainty in Income Taxes (“FIN 48”), a clarification of FASB Statement No. 109 Accounting for Income Taxes. FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. Management of the Trust reviewed the tax positions in the open tax years 2005 to 2008 for the SMART Fund and the open tax year 2008 for the Core Plus and Enhanced Income Funds. FIN 48 had no impact on the Trust’s net assets or results of operations as of March 31, 2009.

L.	Payment by Affiliate. Subsequent to the fiscal year ended September 30, 2008, the Funds’ investment advisor, Brandes Investment Partners, L.P., voluntarily reimbursed the SMART

Separately Managed Account Reserve Trust
Brandes Institutional Core Plus Fixed Income Fund
Brandes Institutional Enhanced Income Fund

NOTES TO FINANCIAL STATEMENTS — (Unaudited) - (Continued)

Fund, Core Plus Fund and Enhanced Income Fund $145,127, $8,946 and $7,904, respectively, relating to each of the Funds’ purchase of a security of an affiliate of the Distributor. This reimbursement has been classified on the Statement of Changes and the Financial Highlights as ‘‘Net increase from payments by affiliates’’.

M.
Fair Value Measurements. The Funds adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (‘‘SFAS 157’’), effective with the beginning of the Funds’ fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

The following is a summary of the inputs used, as of March 31, 2009, involving the Funds’ assets carried at value. The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description	Level 1	Level 2	Level 3	Total
Investments in Securities
Core Plus Fund	$3,187	$12,381,461	$782	$12,385,430
Enhanced Fund	668,032	4,716,110	—	5,384,142
SMART Fund	706,385	122,885,545	518,040	124,109,970

Below is a reconciliation that details the activity of securities in Level 3 since the adoption of the pronouncement on October 1, 2008 to March 31, 2009:

	Core Plus	SMART
	Fund	Fund
Beginning Balance - October 1, 2008	$8,693	$2,194,040
Net purchases/(sales)	(1,927)	(253,484)
Transfers in/(out) of level 3	—	—
Total realized and unrealized gains/(losses)	(8,102)	(1,602,494)
Accrued accretion/(amortization)	2,118	179,978
Ending Balance - March 31, 2009	$782	$518,040

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Brandes Investment Partners, L.P. (the ‘‘Advisor’’) provides the Funds with investment management services under an Investment Advisory Agreement. The Advisor receives no advisory fee or other fee from the SMART Fund. The financial statements of the SMART Fund reflect the fact that no fees or expenses are

Separately Managed Account Reserve Trust
Brandes Institutional Core Plus Fixed Income Fund
Brandes Institutional Enhanced Income Fund

NOTES TO FINANCIAL STATEMENTS — (Unaudited) - (Continued)

incurred by the SMART Fund. It should be understood, however, that the SMART Fund is an integral part of ‘‘wrap-fee’’ programs sponsored by investment advisors unaffiliated with the SMART Fund and the Advisor. Typically, participants in these programs pay a ‘‘wrap fee’’ to their investment advisors. Although the SMART Fund does not compensate the Advisor directly for its service under the Investment Advisory Agreement, the Advisor benefits from its relationships with the sponsors of wrap fee programs for which the SMART Fund is an investment option.

Under the Advisory Agreement, the Advisor is entitled to receive a monthly fee for its investment management services, which is computed at an annualized percentage rate of the average daily value of the net assets of each Institutional Fund as follows: 0.35% for the Core Plus Fund and 0.40% for the Enhanced Income Fund. For the six months ended March 31, 2009, the Core Plus Fund and the Enhanced Income Fund incurred $13,604 and $11,399, respectively, in advisory fees.

The Institutional Funds are responsible for their own operating expenses. The Advisor has agreed to limit the Institutional Funds’ total operating expenses by reducing all or a portion of their fees and reimbursing the Core Plus Fund and Enhanced Income Fund for expenses, excluding interest, so that their annual ratio of expenses to average net assets will not exceed 0.50% and 0.55% for Class I and 0.70% and 0.75% for Class E, respectively (the ‘‘Expense Cap Agreement’’). For the six months ended March 31, 2009, the Advisor reimbursed expenses of $126,013 for the Core Plus Fund and $124,001 for the Enhanced Income Fund.

Any reimbursements or fee waivers made by the Advisor to an Institutional Fund are subject to repayment by the Institutional Fund, to the extent that the respective Institutional Fund is able to make the repayment within its Expense Cap Agreement. Under the Expense Cap Agreement, any such repayment must be made before the end of the third full fiscal year after the fiscal year in which the related reimbursement or waiver occurred.

	Recovery expiring	Recovery expiring
	September 30,	September 30,
Fund	2011	2012
Core Plus Fund	$265,837	$126,013
Enhanced Income Fund	273,396	124,001

For the six months ended March 31, 2009, the Advisor did not recoup any fees previously waived or reimbursed under the Expense Cap Agreement.

U.S. Bancorp Fund Services, LLC, (the ‘‘Administrator’’) acts as administrator for the Funds. The Administrator prepares various federal and state regulatory filings; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses; and prepares several Fund reports. For its services, the Administrator receives an annual fee from each Institutional Fund at the rate of 0.03% of the

Separately Managed Account Reserve Trust
Brandes Institutional Core Plus Fixed Income Fund
Brandes Institutional Enhanced Income Fund

NOTES TO FINANCIAL STATEMENTS — (Unaudited) - (Continued)

Trust’s average daily net assets for the first $1 billion in net assets and 0.02% in excess of $1 billion of the Trust’s average daily net assets, subject to a minimum of $50,000 per Institutional Fund per annum. The Administrator receives the same annual fee for the services it performs for the SMART Fund as it charges each Institutional Fund; however, the fee is paid by the Advisor.

Quasar Distributors, LLC (the ‘‘Distributor’’), a registered broker-dealer, acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Fund and Trustees of the Trust are also officers of the Advisor.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from sales of securities, excluding short-term investments, were as follows:

	U.S. Government		Other
Fund	Purchases	Sales	Purchases	Sales
SMART Fund	$7,139,078	$11,920,373	$25,203,999	$21,669,706
Core Plus Fund	5,158,382	1,292,662	3,352,138	305,895
Enhanced Income Fund	—	186,693	584,730	177,716

NOTE 5 - CAPITAL STOCK TRANSACTIONS

Capital stock activity in shares and dollars during the six months ended March 31, 2009 and the year ended September 30, 2008, was as follows:

SMART Fund
	March 31, 2009		September 30, 2008
	Shares	Amount	Shares	Amount
Shares issued	6,623,409	$38,796,008	12,118,526	$110,064,318
Shares issued on reinvestment of
distributions	371,854	2,172,475	493,245	4,222,703
Shares redeemed	(5,569,366)	(32,720,157)	(5,277,070)	(46,265,699)
Net increase/(decrease)	1,425,897	$8,248,326	7,334,701	$68,021,322

Separately Managed Account Reserve Trust
Brandes Institutional Core Plus Fixed Income Fund
Brandes Institutional Enhanced Income Fund

NOTES TO FINANCIAL STATEMENTS — (Unaudited) - (Continued)

Capital stock activity in shares and dollars during the six months ended March 31, 2009 and the periods ended September 30, 2008, was as follows:

	Core Fund				Enhanced Fund
	Six Months Ended		Periods Ended		Six Months Ended		Periods Ended
	3/31/09		9/30/08		3/31/09		9/30/08
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class I	875,741	$7,127,343	518,608	$5,155,532	17,262	$124,975	815,021	$8,061,656
Class E	8,800	72,005	1,853	18,000	1,702	12,005	17,677	159,901
Issued on reinvestment of
distributions
Class I	26,074	212,391	22,599	214,670	26,842	187,705	31,674	292,496
Class E	142	1,156	40	366	423	2,966	187	1,617
Shares redeemed
Class I	(78,226)	(631,197)	—	—	(65,402)	(462,298)	(21,697)	(197,440)
Class E	(6)	(46)	—	—	(6,500)	(49,400)	—	—
Net increase/(decrease)
resulting from Fund
shares transactions	832,525	$6,781,652	543,100	$5,388,568	(25,673)	$(184,047)	842,862	$8,318,230

Separately Managed Account Reserve Trust
Brandes Institutional Core Plus Fixed Income Fund
Brandes Institutional Enhanced Income Fund

NOTES TO FINANCIAL STATEMENTS — (Unaudited) - (Continued)

NOTE 6 - FEDERAL INCOME TAX MATTERS

As of September 30, 2008, the components of distributable earnings on a tax basis were as follows:

	SMART	Core Plus	Enhanced
	Fund	Fund	Income Fund
Cost of investments for tax purposes	$205,038,078	$6,187,142	$8,891,832
Gross tax unrealized appreciation	$3,388,750	$32,160	$73,877
Gross tax unrealized depreciation	(52,380,898)	(673,464)	(1,373,528)
Net tax unrealized depreciation on investments and foreign currency	(48,992,148)	(641,304)	(1,299,651)
Distributable ordinary income	4,083	1	—
Distributable long-term capital gains	—	—	—
Total distributable earnings	4,083	1	—
Other accumulated gains (losses)	(11,952,213)	(27,547)	(34,186)
Total accumulated earnings	$(60,940,278)	$(668,850)	$(1,333,837)

The differences between book and tax basis distributable earnings are primarily related to the differences in classification of paydown gains and wash sales for tax purposes compared to book purposes.

As of September 30, 2008, the SMART Fund had a capital loss carryover of $152,724 which expires in 2016.

The tax composition of dividends for the period ended September 30, 2008 for the Funds were as follows:

		Long Term
	Ordinary	Capital Gains	Return
	Income Total	Total	of Capital
SMART Fund	$16,704,714	$160,874	$—
Core Plus Fund	215,827	—	—
Enhanced Income Fund	292,843	—	1,220

At September 30, 2008, the SMART Fund, Core Plus Fund and Enhanced Income Fund had net realized losses of $11,799,489 and $27,547 and $34,186, respectively, which are deferred for tax purposes and were recognized on October 1, 2008.

Separately Managed Account Reserve Trust
Brandes Institutional Core Plus Fixed Income Fund
Brandes Institutional Enhanced Income Fund

NOTES TO FINANCIAL STATEMENTS — (Unaudited) - (Continued)

NOTE 7 - NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (‘‘SFAS 161’’) was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. At this time, management is evaluating the implications of SFAS 161 and its impact in the Trust’s financial statements has not yet been determined.

Brandes Investment Trust

ADDITIONAL INFORMATION - (Unaudited)

PROXY VOTING PROCEDURES

The Advisor votes proxies relating to the Funds’ portfolio securities in accordance with procedures adopted by the Advisor. You may obtain a description of these procedures, free of charge, by calling toll-free 1-800-331-2979. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-331-2979. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov.

FORM N-Q DISCLOSURE

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q filings are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-Q filings may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information regarding the Trust’s Form N-Q filings is also available, without charge, by calling toll-free, 1-800-331-2979.

BOARD CONSIDERATION OF AND CONTINUATION OF
INVESTMENT ADVISORY AGREEMENT (Unaudited)

In November 2008 the Board of Trustees of the Trust, including the independent Trustees, unanimously approved renewal of the Investment Advisory Agreement (the ‘‘Agreement’’) between the Trust and the Advisor with respect to the SMART Fund for an additional one-year term. The information, material facts and conclusions that formed the basis for the Board’s approval are described below.

Information Reviewed

During the course of each year, Board members review a wide variety of materials relating to the nature, extent and quality of the services provided to the SMART Fund by the Advisor, including reports on the SMART Fund’s investment results, portfolio composition, portfolio trading practices, and other matters. In addition, in connection with its annual review of the Agreement the Board requested and reviewed supplementary information that included materials regarding the SMART Fund’s investment results, financial and profitability information regarding the Advisor, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to the SMART Fund.

In connection with its review, the Board received assistance and advice regarding legal and industry standards from counsel to the Trust and the independent Trustees. The independent Trustees discussed the approval of the Agreement with representatives of the Advisor and in a private session with counsel at which

Brandes Investment Trust

ADDITIONAL INFORMATION - (Unaudited) - (Continued)

no representatives of the Advisor were present. In deciding to recommend approval of the Agreement, the Board and the independent Trustees did not identify any single or particular piece of information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board and the independent Trustees.

Nature, Extent and Quality of Services

With respect to the nature, extent and quality of services provided by the Advisor to the SMART Fund, the Trustees reviewed among other things the quality and depth of the Advisor’s investment management staff, its regulatory compliance procedures, and the investment results of the SMART Fund. With respect to investment results, they reviewed a performance analysis of the SMART Fund based on information from Lipper, Inc. comparing the performance of the SMART Fund to other funds with similar investment approaches. They noted among other things that the SMART Fund’s performance was in the fourth quartile of its peer group for the six month, year-to-date and one-year periods ended September 30, 2008. However, the Board also noted that choosing a peer group for the SMART Fund was difficult because the SMART Fund’s organization, expense structure, and function as a portion of a broader investment program of the Advisor were relatively unique. They considered the difficult market environment during the past year and concluded that the SMART Fund’s performance was satisfactory considering the market environment and the SMART Fund’s focus on long-term investment results.

Advisory Fees, Total Expenses and Ancillary Benefits

With respect to advisory fees and total expenses, the Trustees noted the SMART Fund does not incur any expenses (see Note 3).

The Board also considered ancillary benefits to the Advisor as a result of its relationship with the SMART Fund. They noted that these were primarily related to the Advisor’s receipt of wrap account fees from fund shareholders and the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the SMART Fund (as the Advisor does not obtain third-party research or other services in return for allocating the SMART Fund’s brokerage).

Conclusions

Based on their review, including consideration of each of the factors referred to above, the Board and the independent Trustees concluded that the Agreement is fair and reasonable to the SMART Fund and its shareholders, that the SMART Fund’s shareholders receive reasonable value in return for the benefit the Advisor receives from its relationship with the sponsors of wrap fee programs for which the SMART Fund is an investment option, that each of the factors discussed above supported renewal of the Agreement, and that renewal of the Agreement was in the best interests of the SMART Fund and its shareholders.

Brandes Investment Trust

TRUSTEE AND OFFICER INFORMATION - (Unaudited)

The Board of Trustees is responsible for the overall management of the Trust’s business. The Board approves all significant agreements between the Trust and persons or companies furnishing services to the Trust, including the Trust’s agreements with the Advisor, Administrator, Custodian and Transfer Agent. The Board of Trustees delegates the day-to-day operations of each Fund to its officers, subject to the Fund’s investment objective and policies and to general supervision by the Board. The Trust’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, by calling 1-800-331-2979.

The Trustees and officers of the Trust, their business addresses and principal occupations during the past five years are:

				Number
		Term of		of Trust
		Office and		Series
	Position(s)	Length of		Overseen	Other Directorships/
Name, Address	Held with	Time	Principal Occupation	by	Trusteeships Held by
and Age	Trust	Served(1)	During Past 5 Years	Trustee	Trustee

Independent Trustees(2)

DeWitt F. Bowman, CFA	Trustee	Since	Retired.	5	Pacific Gas and
11988 El Camino Real,		February			Electric Nuclear
Suite 500		1995			Decommissioning
San Diego, CA 92130					Trust; PCG Private
(Age 78)					Equity Fund; Forward
					Funds; Sycuan Funds
					RREEF America III
					REIT.

J. Michael Gaffney, CFA	Trustee	Since June	Independent Consultant,	5	None
11988 El Camino Real,		2004	IXIS Asset Management,
Suite 500			North America, since 2004.
San Diego, CA 92130
(Age 67)

Karin B. Bonding, CFA	Trustee	Since May	Lecturer, University of	5	Director of six closed
11988 El Camino Real,		2006	Virginia, since 1996.		end mutual funds in
Suite 500			President of Capital Markets		the Credit Suisse
San Diego, CA 92130			Institute, Inc. from 1996 to		family of funds.
(Age 69)			2006.

Jean E. Carter	Trustee	Since April	Director, Investment	5	None
11988 El Camino Real		2008	Management of Russell
Suite 500			Investment Group from 2000
San Diego, CA 92130			to 2005.
(Age 51)

Robert M. Fitzgerald, CPA	Trustee	Since April	Chief Financial Officer of	5	Hotchkis and Wiley
11988 El Camino Real		2008	National Retirement Partners		Mutual Funds.
Suite 500			from 2005 to 2007.
San Diego, CA 92130
(Age 56)

Brandes Investment Trust

TRUSTEE AND OFFICER INFORMATION - (Unaudited) - (Continued)

Number
		Term of		of Trust
		Office and		Series
	Position(s)	Length of		Overseen	Other Directorships/
Name, Address	Held with	Time	Principal Occupation	by	Trusteeships Held by
and Age	Trust	Served(1)	During Past 5 Years	Trustee	Trustee

‘‘Interested’’ Trustees(3)

Debra McGinty-Poteet	Trustee	Since June	Director, Mutual Fund	5	Brandes Investment
11988 El Camino Real,	and	2000	Services of Brandes		Funds PLC.
Suite 500	President		Investment Partners, L.P., the
San Diego, CA 92130			investment advisor to the
(Age 53)			Funds (the ‘‘Advisor’’).

Jeff Busby	Trustee	Since July	Executive Director of the	5	None
11988 El Camino Real,		2006	Advisor.
Suite 500
San Diego, CA 92130
(Age 48)

Officers of the Trust

Thomas M. Quinlan	Secretary	Since June	Associate General Counsel	N/A	N/A
11988 El Camino Real,		2003	of the Advisor since January
Suite 500			2005; Counsel of the
San Diego, CA 92130			Advisor from July 2000 to
(Age 38)			January 2005.

Gary Iwamura	Treasurer	Since	Finance Director of the	N/A	N/A
11988 El Camino Real,		September	Advisor.
Suite 500		1997
San Diego, CA 92130
(Age 52)

Adelaide Pund	Chief	Since	Head of Compliance of the	N/A	N/A
11988 El Camino Real,	Compliance	September	Advisor since October 2004;
Suite 500	Officer	2004	Compliance Manager of the
San Diego, CA 92130			Advisor from 1998 to
(Age 41)			October 2004.

(1)	Trustees and officers of the Fund serve until their resignation, removal or retirement.
(2)	Not ‘‘interested persons’’ of the Trust as defined in the 1940 Act.
(3)	‘‘Interested persons’’ of the Trust as defined in the 1940 Act by virtue of their positions with the Advisor.

ADVISOR
Brandes Investment Partners, L.P.
11988 El Camino Real, Suite 500
San Diego, California 92130
800.331.2979

DISTRIBUTOR
Quasar Distributors, LLC
615 E. Michigan Street, 4th Floor
Milwaukee, WI 53202

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, 3rd Floor
Milwaukee, WI 53202

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

LEGAL COUNSEL
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071

SEPARATELY MANAGED ACCOUNT RESERVE TRUST INSTITUTIONAL CORE PLUS FIXED INCOME FUND INSTITUTIONAL ENHANCED INCOME FUND SEMI-ANNUAL REPORT For the periods ended March 31, 2009
This report is intended for shareholders of the Brandes Institutional International Equity Fund and the Brandes Institutional Global Equity Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Statements and other information herein are dated and are subject to change.
WORLDWIDE VALUE SPECIALISTS

Brandes Institutional International Equity Fund

Dear Shareholder:

The Brandes Institutional International Equity Fund (‘‘the Fund’’) declined 31.58% during the six months ended March 31, 2009. For the same period, the MSCI EAFE Index fell 31.11%.

First, I’ll examine the industry-, country-, and stock-specific factors that affected the Fund’s performance and describe changes in the Fund’s composition. Then, I’ll review our investment philosophy and discuss how the Fund is positioned for the future.

The Fund

The Fund’s exposure in the commercial banks industry proved the greatest detriment to overall results during the six-month period ending March 31, 2009. Some of the largest detractors within the commercial banks industry included Mizuho Financial Group (Japan) and HSBC Holdings (United Kingdom). The Fund’s positions in the insurance, pharmaceuticals, diversified telecommunication services, and electronic equipment instruments & components industries also registered negative performance. Swiss Reinsurance (Switzerland - insurance), GlaxoSmithKline (United Kingdom - pharmaceuticals), Deutsche Telekom (Germany - diversified telecommunication services), and Tyco Electronics (Bermuda - electronic equipment instruments & components) were among the holdings contributing to negative performance for these industries.

Amid market declines that affected most industries, gains for some individual holdings, such as Marks & Spencer (United Kingdom - multiline retail), helped performance.

From a country perspective, declining share prices for securities based in Japan tended to have the most negative impact on performance. Sumitomo Mitsui Financial Group (Japan - commercial banks) and Mitsubishi UFJ Financial Group (Japan - commercial banks) were among the holdings contributing to negative performance for Japan-based companies. In addition, declines registered by holdings based in the United Kingdom, the Netherlands, and France proved unfavorable to performance. Some of the key detractors from these countries included Barclays (United Kingdom - commercial banks), Alcatel-Lucent (France - communications equipment), and Aegon (Netherlands - insurance).

During the six months ended March 31, 2009, we established new positions including Canon (Japan - office electronics), Daimler (Germany - automobiles), and Toyota (Japan - automobiles) at price levels that we consider attractive. Conversely, we sold Novartis (Switzerland - pharmaceuticals) and Yamaguchi Financial Group (Japan - commercial banks) to pursue what we believed to be more attractive opportunities.

Our Outlook

Our investment philosophy continues to focus on fundamental company analysis with a long-term perspective. In all market environments, we search for and hold stocks whose shares are trading at discounts to our estimates of their fair values. We believe this strategy should provide patient investors with favorable results.

As of March 31, 2009, the Fund’s most substantial country weighting was in Japan. On an industry basis, the Fund’s largest exposure was in diversified telecommunication services.

1

Brandes Institutional International Equity Fund

Keep in mind that the Fund’s weightings for countries and industries are not the product of ‘‘top-down’’ forecasts or opinions regarding interest rates, economic growth, or other macroeconomic variables. Instead, these weightings stem from our company-by-company search for compelling investment opportunities in markets around the world.

Overall, we believe the strengths of new positions and existing portfolio holdings should inspire optimism for long-term investors. Applied globally, we believe our investment process should continue to uncover promising opportunities in non-U.S. markets.

Sincerely yours,

Debra McGinty-Poteet
President
Brandes Investment Trust

Past performance does not guarantee future results.

The Fund invests in foreign securities, which involve greater volatility and political, economic and currency risks and differences in accounting methods than domestic securities.

Current and future portfolio holdings are subject to risk.

Please refer to the Schedule of Investments in the report for complete holdings information. Fund holdings, geographic allocations and/or sector allocations are subject to change at any time and are not considered a recommendation to buy or sell any security.

The foregoing reflects the thoughts and opinions of Brandes Investment Partners®exclusively and is subject to change without notice.

Brandes Investment Partners®is a registered trademark of Brandes Investment Partners, L.P. in the United States and Canada.

Must be preceded or accompanied by a prospectus.

Index Guide

Morgan Stanley Capital International EAFE Index: The Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index is an unmanaged, free float-adjusted market capitalization weighted index designed to measure equity market performance of developed markets, excluding the United States and Canada. This index often is used as a benchmark for international equity portfolios and includes dividends and distributions net of withholding taxes, but does not reflect fees, brokerage commissions, or other expenses of investing. Please note that all indices are unmanaged and are not available for direct investment.

The Brandes Institutional International Equity Fund is distributed by Quasar Distributors, LLC.

2

Brandes Institutional International Equity Fund - Class I

Index Comparison (Unaudited)

The following chart compares the value of a hypothetical $1,000,000 investment in the Brandes Institutional International Equity Fund - Class I from its inception (January 2, 1997) to March 31, 2009 as compared with the Morgan Stanley Capital International EAFE Index.

Value of $1,000,000 vs Morgan Stanley Capital International EAFE (Europe, Australasia and Far East) Index

	Average Annual Total Return
	Period Ended March 31, 2009
	One	Five	Since Inception
	Year	Years	(1/2/97)
Brandes Institutional International Equity Fund - Class I	-40.37%	-1.44%	7.44%
Morgan Stanley Capital International EAFE Index	-46.51%	-2.18%	1.06%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-331-2979.

3

Brandes Institutional International Equity Fund - Class E

Index Comparison (Unaudited)

The following chart compares the value of a hypothetical $1,000,000 investment in the Brandes Institutional International Equity Fund - Class E from its inception (October 6, 2008) to March 31, 2009 as compared with the Morgan Stanley Capital International EAFE Index.

Value of $1,000,000 vs Morgan Stanley Capital International EAFE (Europe, Australasia and Far East) Index

		Total Return
	Period Ended March 31, 2009
			Since Inception
		Three	Cumulative
	One Month	Months	(10/6/08)
Brandes Institutional International Equity Fund - Class E	8.12%	-16.71%	-25.60%
Morgan Stanley Capital International EAFE Index	6.34%	-13.94%	-25.09%

Sector Allocation as a Percentage of Total Investments — (Unaudited)

4

Brandes Institutional Global Equity Fund

Dear Shareholder:

The Brandes Institutional Global Equity Fund (‘‘the Fund’’) declined 22.37% during the period from its inception (10/6/08) through March 31, 2009. For the same period, the MSCI WORLD Index fell 24.09%.

First, I’ll examine the industry-, country-, and stock-specific factors that affected the Fund’s performance and describe changes in the Fund’s composition. Then, I’ll review our investment philosophy and discuss how the Fund is positioned for the future.

The Fund

For the period ending March 31, 2009, the Fund’s performance was negative. Declining share prices for the commercial banks, diversified financial services, and chemicals industries detracted from performance. Positions from these industries weighing on performance included SunTrust Banks (United States –commercial banks), Citigroup (United States – diversified financial services), and Dow Chemical (United States – chemicals). Gains for some individual holdings, including Home Depot (United States – specialty retail) and Marks & Spencer (United Kingdom – multiline retail), made positive contributions to performance during the period.

Prices of Fund holdings in the pharmaceuticals industry tended to advance in the period. Positions from this industry posting gains included Schering-Plough (United States), Wyeth (United States), and Bristol-Myers Squibb (United States). Looking at performance relative to the Fund’s benchmark, the Fund’s overweight exposure to the diversified telecommunication services and pharmaceuticals industries outperformed the index.

On a country basis, holdings based in the United States and Japan experienced declines. Among the holdings from these countries impacting performance were Bank of America (United States – diversified financial services), Gannett (United States – media), and Mitsubishi UFJ (Japan – commercial banks). The Fund’s positions in companies based in the United Kingdom and the Netherlands also tended to have weakening share prices in the period.

During the period, we sold select holdings to pursue what we believe to be more attractive opportunities. For example, we sold positions such as Ford Motor (United States – automobiles) and Eastman Kodak (United States – leisure equipment & products).

We established new positions in companies such as Ericsson (Sweden – communications equipment), Sanofi-Aventis (France – pharmaceuticals), and Akzo Nobel (Netherlands – chemicals) at prices that we consider compelling. In addition, we took advantage of prices we consider attractive by adding to select existing holdings.

Our Outlook

Despite disappointing returns amid a very difficult environment for the six-month period ending March 31, 2009, we remain optimistic, given the fundamental strengths of our holdings. Throughout this period, we reassessed holdings across the portfolios to account for the worldwide crisis of confidence. Valuations for current holdings reflect the potential effects of the economic difficulties companies may face in the coming years – yet we still see tremendous potential opportunities for these securities.

5

Brandes Institutional Global Equity Fund

As of March 31, 2009, the Fund’s most substantial country weighting was in Japan. On an industry basis, the Fund’s largest exposure remained in diversified telecommunication services.

Keep in mind that the Fund’s weightings for countries and industries are not the product of ‘‘top-down’’ forecasts or opinions regarding interest rates, economic growth, or other macroeconomic variables. Instead, these weightings stem from our company-by-company search for compelling investment opportunities in markets around the world.

Sincerely yours,

Debra McGinty-Poteet
President
Brandes Investment Trust

Past performance does not guarantee future results.

The Fund invests in foreign securities, which involve greater volatility and political, economic and currency risks and differences in accounting methods than domestic securities.

Current and future portfolio holdings are subject to risk.

Please refer to the Schedule of Investments in the report for complete holdings information. Fund holdings, geographic allocations and/or sector allocations are subject to change at any time and are not considered a recommendation to buy or sell any security.

The foregoing reflects the thoughts and opinions of Brandes Investment Partners®exclusively and is subject to change without notice.

Brandes Investment Partners®is a registered trademark of Brandes Investment Partners, L.P. in the United States and Canada.

Must be preceded or accompanied by a prospectus.

Index Guide

Morgan Stanley Capital International World Index: The Morgan Stanley Capital International World Index is an unmanaged, free float-adjusted market capitalization weighted index that is designed to measure equity market performance of the developed markets throughout the world, including the United States. This index includes dividends and distributions net of withholding taxes, but does not reflect fees, brokerage commissions, or other expenses of investing. Please note that all indices are unmanaged and are not available for investment.

The Brandes Institutional International Equity Fund is distributed by Quasar Distributors, LLC.

6

Brandes Institutional Global Equity Fund

Index Comparison (Unaudited)

The following chart compares the value of a hypothetical $1,000,000 investment in the Brandes Institutional Global Equity Fund - Class I from its inception (October 6, 2008) to March 31, 2009 as compared with the Morgan Stanley Capital International World Index.

Value of $1,000,000 vs Morgan Stanley Capital
International World Index

	Total Return
	Period Ended March 31, 2009
			Since Inception
	One	Three	Cumulative
	Month	Months	(10/6/08)
Brandes Institutional Global Equity Fund
Class I	9.96%	-14.26%	-22.37%
Class E	9.97%	-14.27%	-22.42%
Morgan Stanley Capital International World Index	7.54%	-11.92%	-24.09%

Sector Allocation as a Percentage of Total Investments — (Unaudited)

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-331-2979.

7

Brandes Institutional International Equity Fund
Brandes Institutional Global Equity Fund

Expense Example (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including investment advisory and administrative fees and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

Actual Expenses

This section provides information about actual account values and actual expenses. The ‘‘Ending Account Value’’ shown is derived from the Funds’ actual returns. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

	Class I
	Beginning	Ending	Annual	Expenses Paid
	Account	Account	Expense	During
Fund	Value	Value	Ratio	Period*
Institutional International Equity Fund	$1,000.00	$684.20	1.19%	$5.00
Institutional Global Equity Fund	$1,000.00	$776.30	1.00%	$4.31

	Class E
	Beginning	Ending	Annual	Expenses Paid
	Account	Account	Expense	During
	Value	Value	Ratio	Period*
Institutional International Equity Fund	$1,000.00	$744.00	1.19%	$5.03
Institutional Global Equity Fund	$1,000.00	$775.80	1.20%	$5.17

Hypothetical Example for Comparison Purposes

This section provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the

8

Brandes Institutional International Equity Fund
Brandes Institutional Global Equity Fund

second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Class I
	Beginning	Ending	Annual	Expenses Paid
	Account	Account	Expense	During
Fund	Value	Value	Ratio	Period*
Institutional International Equity Fund	$1,000.00	$1,019.00	1.19%	$5.99
Institutional Global Equity Fund	$1,000.00	$1,019.40	1.00%	$4.90
	Class E
	Beginning	Ending	Annual	Expenses Paid
	Account	Account	Expense	During
	Value	Value	Ratio	Period*
Institutional International Equity Fund	$1,000.00	$1,018.48	1.19%	$5.82
Institutional Global Equity Fund	$1,000.00	$1,018.43	1.20%	$5.87

*
Expenses are equal to the Funds’ expense ratios for the period, multiplied by the average account value over the period, multiplied by 182/365 for the Institutional International Equity Fund – Class I (to reflect the one-half year period) and multiplied by 177/365 for the Institutional International Equity Fund – Class E and the Institutional Global Equity Fund (to reflect the period since commencement).

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Brandes Institutional International Equity Fund

SCHEDULE OF INVESTMENTS — March 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.02%
Bermuda - 1.32%
Tyco Electronics Ltd.	490,372	$5,413,707
XL Capital Ltd.	319,510	1,744,524
		7,158,231
Brazil - 1.66%
Brasil Telecom Participacoes S.A. - ADR	19,439	702,137
Centrais Electricas Brasileiras S.A. - ADR	534,830	5,792,209
Contax Participacoes S.A. - ADR(a)(d)	115,700	110,054
Tele Norte Leste Participacoes S.A. - ADR	115,700	1,601,288
Telemig Celular Participacoes S.A. - ADR(b)	3,524	125,595
TIM Participacoes S.A. - ADR	22,284	276,767
Vivo Participacoes S.A. - ADR	30,157	393,549
		9,001,599
Finland - 2.15%
Nokia OYJ(d)	934,282	10,926,847
UPM-Kymmene Oyj(d)	125,000	721,432
		11,648,279
France - 11.46%
Alcatel-Lucent S.A.(a)(d)	3,031,400	5,667,285
Carrefour S.A.(d)	303,976	11,858,123
Credit Agricole S.A.(d)	321,100	3,542,895
Credit Agricole S.A.(c)(d)	107,032	1,180,961
France Telecom S.A.(d)	575,330	13,115,917
Natixis(d)	620,800	1,053,512
Natixis(c)(d)	968,448	1,643,478
Renault S.A.(d)	119,300	2,453,065
Sanofi-Aventis S.A.(d)	385,935	21,659,168
		62,174,404
Germany - 7.77%
BASF SE(d)	280,700	8,483,119
Bayerische Motoren Werke AG(d)	101,659	2,932,377
DaimlerChrysler AG(d)	148,700	3,746,558
Deutsche Post AG(d)	503,000	5,419,919

The accompanying notes are an integral part of these Schedules of Investments.

10

Brandes Institutional International Equity Fund

SCHEDULE OF INVESTMENTS — March 31, 2009 (Unaudited) - (Continued)

	Shares	Value
Deutsche Telekom AG(d)	1,631,700	$20,210,261
Hypo Real Estate Holding AG(d)	74,575	122,533
Infineon Technologies AG(a)(d)	944,900	1,090,255
Infineon Technologies AG(a)(c)(d)	143,800	165,921
		42,170,943
Italy - 4.76%
Intesa Sanpaolo SpA(d)	2,642,950	7,269,400
Telecom Italia Savings Shares SpA(d)	9,083,350	9,236,712
Telecom Italia SpA(d)	5,396,374	6,957,197
Unicredito Italiano SpA(d)	520,200	856,181
Unipol Gruppo Finanziario SpA(d)	2,506,800	1,485,362
		25,804,852
Japan - 31.10%
The 77 Bank, Ltd.(d)	246,000	1,227,097
Aiful Corp.(b)(d)	537,500	775,872
Akita Bank Ltd.(d)	327,000	1,227,391
Astellas Pharma, Inc.(d)	125,500	3,883,739
Canon, Inc.(d)	363,000	10,582,113
Chuo Mitsui Trust Holdings(d)	1,040,000	3,234,985
Dai Nippon Printing Co. Ltd.(d)	426,000	3,926,143
Daiichi Sankyo Co. Ltd.(d)	472,202	7,939,146
Fuji Film Holdings Corp.(d)	373,600	8,223,462
Hitachi Ltd.(d)	1,217,800	3,331,899
Mitsubishi UFJ Financial Group, Inc.(d)	2,471,000	12,173,936
Mitsui Sumitomo Insurance Group Ltd.(b)(d)	528,899	12,460,971
Mizuho Financial Group, Inc.(d)	4,530,000	8,846,011
NEC Corp.(d)	1,668,000	4,536,551
Nippon Telegraph & Telephone Corp.(d)	349,400	13,334,749
Nissan Motor Co., Ltd.(d)	404,100	1,460,550
Ono Pharmaceutical Co. Ltd.(d)	161,600	7,092,408
Rohm Co. Ltd.(d)	171,400	8,563,602
San-In Godo Bank, Ltd.(d)	116,000	895,310
Seven & I Holdings Co. Ltd.(d)	232,400	5,130,709
Sompo Japan Insurance, Inc.(d)	734,000	3,847,279
Sony Corp.(d)	311,800	6,449,421

The accompanying notes are an integral part of these Schedules of Investments.

11

Brandes Institutional International Equity Fund

SCHEDULE OF INVESTMENTS — March 31, 2009 (Unaudited) - (Continued)

	Shares	Value
Sumitomo Mitsui Financial Group, Inc.(d)	291,400	$10,260,596
Taisho Pharmaceutical Co. Ltd.(d)	260,000	4,847,105
Takeda Pharmaceutical Co. Ltd.(d)	158,500	5,499,088
Takefuji Corp.(b)(d)	385,870	1,825,102
TDK Corp.(d)	147,400	5,571,688
Tokio Marine Holdings, Inc.(d)	327,600	8,068,458
Toyota Motor Corp.(d)	112,000	3,557,553
		168,772,934
Mexico - 1.77%
Telefonos de Mexico S.A. – Class L – ADR	397,680	5,981,107
Telmex Internacional S.A. – Class L – ADR	397,680	3,646,726
		9,627,833
Netherlands - 8.78%
Aegon N.V.(d)	1,455,462	5,641,988
Akzo Nobel N.V.(d)	155,700	5,896,575
Koninklijke Ahold N.V.(d)	1,105,652	12,109,923
SNS Reaal(c)(d)	176,335	622,044
STMicroelectronics N.V.(d)	1,236,900	6,189,131
Unilever N.V.(d)	599,904	11,818,834
Wolters Kluwer N.V.(d)	331,791	5,378,242
		47,656,737
New Zealand - 0.36%
Telecom Corp. of New Zealand Ltd.(d)	1,514,361	1,973,516

Portugal - 1.92%
Portugal Telecom SGPS, S.A.(b)(d)	1,347,517	10,409,521

South Korea - 2.81%
Korea Electric Power Corp. - ADR(a)	553,200	5,061,780
KT Corp. - ADR	184,300	2,541,497
SK Telecom Co., Ltd. - ADR(a)	495,300	7,652,385
		15,255,662
Spain - 1.11%
Telefonica S.A.(d)	301,801	6,018,324

The accompanying notes are an integral part of these Schedules of Investments.

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Brandes Institutional International Equity Fund

SCHEDULE OF INVESTMENTS — March 31, 2009 (Unaudited) - (Continued)

	Shares	Value
Switzerland - 2.40%
Holcim Ltd.(a)	39,615	$1,393,864
Swiss Reinsurance(d)	218,200	3,565,054
Swisscom AG(d)	28,700	8,058,300
		13,017,218
United Kingdom - 15.65%
AstraZeneca Plc(d)	504,855	17,879,370
Barclays Plc(d)	2,148,921	4,562,410
British Sky Broadcasting Group Plc(d)	802,600	4,981,478
GlaxoSmithKline Plc(d)	955,520	14,881,879
HSBC Holdings Plc(d)	812,708	4,524,794
ITV Plc(d)	8,228,300	2,241,088
J Sainsbury Plc(d)	1,642,500	7,362,102
Kingfisher Plc(d)	3,294,300	7,061,366
Marks & Spencer Group Plc(d)	1,844,419	7,819,565
Royal Bank of Scotland Group Plc(a)(d)	2,770,949	976,631
Royal Bank of Scotland Group Plc(a)(c)(d)	60,770	21,419
Wm. Morrison Supermarkets Plc(d)	2,787,211	10,204,454
Wolseley Plc(a)(c)(d)	724,789	2,392,746
		84,909,302
TOTAL COMMON STOCKS (Cost $904,842,375)		$515,599,355

	Contracts	Value
RIGHTS - 0.13%

United Kingdom - 0.13%
HSBC Holdings Plc
Expiration: 04/03/2009, Exercise Price: £2.54	338,628	$685,089
Royal Bank Of Scotland Rights
Expiration: 04/06/2009, Exercise Price: £0.32(d)	1,213,594	174
		685,263
TOTAL RIGHTS (Cost $1,875,208)		$685,263

The accompanying notes are an integral part of these Schedules of Investments.

13

Brandes Institutional International Equity Fund

SCHEDULE OF INVESTMENTS — March 31, 2009 (Unaudited) - (Continued)

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 3.76%

Repurchase Agreement - 3.76%

State Street Bank & Trust Repurchase Agreement, (Dated 03/31/2009),
due 04/01/2009, 0.01%, [Collateralized by $20,850,000 United States
Treasury Bill, 05/28/2009, (Market Value $20,844,225)] (proceeds $20,432,457)	$20,432,451	$20,432,451

TOTAL SHORT TERM INVESTMENTS (Cost $20,432,451)		$20,432,451

	Shares	Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
SECURITIES LENDING - 0.65%

Investment Companies - 0.65%
State Street Navigator Securities Lending Prime Portfolio	3,502,813	$3,502,813
TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS
FROM SECURITIES LENDING (Cost $3,502,813)		$3,502,813
Total Investments (Cost $930,652,847) - 99.56%		$540,219,882
Other Assets in Excess of Liabilities - 0.44%		2,402,590
TOTAL NET ASSETS - 100.00%		$542,622,472

Percentages are stated as a percent of net assets.
ADR American Depository Receipt.
(a)	Non-income producing security.
(b)	This security or a portion of this security is out on loan at March 31, 2009.
(c)
Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the ‘‘Act’’) or was acquired in a private placement, and, unless unless registered under the Act, may only be sold to ‘‘qualified institutional buyers’’ (as defined in the Act or pursuant to another exemption from registration.) The market values of these securities total $6,026,569, which represents 1.11% of total net assets.

(d)
The prices for these securities were derived from an estimate of fair market value using methods approved by the Fund’s Board of Trustees. These securities represent $473,272,394 or 87.22% of the Fund’s net assets.

The accompanying notes are an integral part of these Schedules of Investments.

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Brandes Institutional International Equity Fund

SCHEDULE OF INVESTMENTS BY INDUSTRY at March 31, 2009 (Unaudited)

Industry	Percentage
Air Freight & Logistics	1.00%
Automobiles	2.61%
Chemicals	2.65%
Commercial Banks	11.72%
Commercial Services & Supplies	0.74%
Communications Equipment	3.06%
Computers & Peripherals	0.84%
Construction Materials	0.26%
Consumer Finance	0.48%
Diversified Financial Services	0.12%
Diversified Telecommunication Services	19.13%
Electric Utilities	2.00%
Electronic Equipment, Instruments & Components	4.15%
Food & Staples Retailing	8.60%
Food Products	2.18%
Household Durables	1.19%
Insurance	6.78%
Media	2.32%
Multiline Retail	1.44%
Office Electronics	1.95%
Paper & Forest Products	0.13%
Pharmaceuticals	15.42%
Semiconductors & Semiconductor Equipment	2.95%
Specialty Retail.	1.30%
Trading Companies & Distributors	0.44%
Wireless Telecommunication Services	1.56%
COMMON STOCKS	95.02%
RIGHTS	0.13%
SHORT TERM INVESTMENTS(1)	4.41%
TOTAL INVESTMENTS	99.56%
Other Assets in Excess of Liabilities	0.44%
TOTAL NET ASSETS	100.00%

(1)	Includes investments purchased with cash proceeds from securities on loan.

The accompanying notes are an integral part of these Schedules of Investments.

15

Brandes Institutional Global Equity Fund

SCHEDULE OF INVESTMENTS — March 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.57%

Automobiles - 2.23%
DaimlerChrysler AG(b)	5,300	$133,536
Honda Motor Co. Ltd.(b)	8,700	207,110
Toyota Motor Corp.(b)	5,000	158,819
		499,465
Building Products - 0.25%
Masco Corp.	8,000	55,840

Chemicals - 3.50%
Akzo Nobel N.V.(b)	8,200	310,545
Dow Chemical Co.	29,900	252,057
EI Du Pont de Nemours & Co.	10,000	223,300
		785,902
Commercial Banks - 7.76%
BB&T Corp.	5,100	86,292
Fifth Third Bancorp	19,700	57,524
HSBC Holdings Plc(b)	11,630	64,751
Intesa Sanpaolo SpA(b)	50,000	137,524
KeyCorp.	23,500	184,945
Mitsubishi UFJ Financial Group, Inc.(b)	77,300	380,836
Mizuho Financial Group, Inc.(b)	82,000	160,126
PNC Financial Services Group	3,210	94,021
Regions Financial Corp.	11,930	50,822
Royal Bank of Scotland Group Plc(a)(b)	68,700	24,214
Sumitomo Mitsui Financial Group, Inc.(b)	7,700	271,128
SunTrust Banks, Inc.	5,400	63,396
Wells Fargo & Co.	11,648	165,867
		1,741,446
Communications Equipment - 7.19%
Alcatel-Lucent S.A.(a)(b)	118,100	220,791
Cisco Systems, Inc.(a)	23,030	386,213
Ericsson (L.M.) Telephone(b)	49,700	401,834
Motorola, Inc.	70,000	296,100
Nokia OYJ(b)	26,600	311,099
		1,616,037

The accompanying notes are an integral part of these Schedules of Investments.

16

Brandes Institutional Global Equity Fund

SCHEDULE OF INVESTMENTS — March 31, 2009 (Unaudited) - (Continued)

	Shares	Value
Computers & Peripherals - 2.29%
Dell, Inc.(a)	42,260	$400,625
Sun Microsystems, Inc.(a)	15,490	113,387
		514,012
Consumer Finance - 0.47%
American Express Co.	7,800	106,314

Diversified Financial Services - 1.49%
Bank of America Corp.	20,500	139,810
CIT Group, Inc.	21,600	61,560
Citigroup, Inc.	8,653	132,218
		333,588
Diversified Telecommunication Services - 17.45%
AT&T, Inc.	25,300	637,560
Deutsche Telekom AG(b)	40,300	499,157
France Telecom S.A.(b)	13,500	307,762
Nippon Telegraph & Telephone Corp.(b)	11,400	435,078
Portugal Telecom SGPS, S.A.(b)	26,600	205,484
Telecom Italia Savings Shares SpA(b)	656,300	667,381
Telefonica S.A.(b)	16,300	325,044
Telefonos de Mexico S.A. - Class L - ADR	10,900	163,936
Verizon Communications, Inc.	22,400	676,480
		3,917,882
Electronic Equipment, Instruments & Components - 2.25%
Fuji Film Holdings Corp.(b)	14,000	308,160
Hitachi Ltd.(b)	30,000	82,080
Tyco Electronics Ltd.	10,300	113,712
		503,952
Food & Staples Retailing - 7.32%
Carrefour S.A.(b)	8,500	331,586
J Sainsbury Plc(b)	46,300	207,528
Koninklijke Ahold N.V.(b)	21,700	237,675
Safeway, Inc.	16,800	339,192
Seven & I Holdings Co. Ltd.(b)	6,400	141,293
Supervalu, Inc.	13,300	189,924
Wm. Morrison Supermarkets Plc(b)	53,300	195,140
		1,642,338

The accompanying notes are an integral part of these Schedules of Investments.

17

Brandes Institutional Global Equity Fund

SCHEDULE OF INVESTMENTS — March 31, 2009 (Unaudited) - (Continued)

	Shares	Value
Food Products - 2.43%
Sara Lee Corp.	29,300	$236,744
Unilever N.V.(b)	15,700	309,309
		546,053
Health Care Equipment & Supplies - 1.44%
Boston Scientific Corp.(a)	40,700	323,565

Household Durables - 1.35%
Sony Corp.(b)	14,600	301,993

Industrial Conglomerates - 0.96%
General Electric Co.	21,260	214,939

Insurance - 3.25%
Aegon N.V.(b)	44,500	172,501
Mitsui Sumitomo Insurance Group Ltd.(b)	11,400	268,586
Sompo Japan Insurance, Inc.(b)	22,000	115,314
Tokio Marine Holdings, Inc.(b)	7,000	172,403
		728,804
Internet Software & Services - 1.21%
eBay, Inc.(a)	21,700	272,552

Media - 0.17%
Gannett Co, Inc.	17,500	38,500

Multiline Retail - 0.86%
Marks & Spencer Group Plc(b)	45,300	192,053

Office Electronics - 2.20%
Canon, Inc.(b)	10,900	317,755
Xerox Corp.	38,600	175,630
		493,385
Oil, Gas & Consumable Fuels - 0.45%
Valero Energy Corp.	5,600	100,240

Pharmaceuticals - 20.84%
Astellas Pharma, Inc.(b)	4,400	136,163
AstraZeneca Plc(b)	10,000	354,149
Bristol-Myers Squibb Co.	24,800	543,616
Daiichi Sankyo Co. Ltd.(b)	8,000	134,504

The accompanying notes are an integral part of these Schedules of Investments.

18

Brandes Institutional Global Equity Fund

SCHEDULE OF INVESTMENTS — March 31, 2009 (Unaudited) - (Continued)

	Shares	Value
GlaxoSmithKline Plc(b)	20,400	$317,723
Merck & Co., Inc.	15,130	404,727
Pfizer, Inc.	36,800	501,216
Sanofi-Aventis S.A.(b)	10,600	594,885
Schering Plough Corporation	31,300	737,115
Takeda Pharmaceutical Co. Ltd.(b)	7,200	249,801
Wyeth	16,400	705,856
		4,679,755
Semiconductors & Semiconductor Equipment - 5.90%
Intel Corp.	36,500	549,325
Micron Technology, Inc.(a)	29,700	120,582
STMicroelectronics N.V.(b)	26,300	131,598
Texas Instruments, Inc.	25,500	421,005
Tokyo Electron Ltd.(b)	2,700	101,125
		1,323,635
Software - 2.00%
Microsoft Corp.	24,400	448,228

Specialty Retail - 2.31%
The Home Depot, Inc.	22,000	518,320

TOTAL COMMON STOCKS (Cost $27,446,247)		$21,898,798

	Contracts	Value
RIGHTS - 0.04%

Commercial Banks - 0.04%
HSBC Holdings Plc Rights
Expiration: 04/03/2009, Exercise Price: £2.54	4,845	$9,804
Royal Bank of Scotland Rights
Expiration: 04/06/2009, Exercise Price: £0.32(b)	29,443	4
		9,808
TOTAL RIGHTS (Cost $23,790)		$9,808

The accompanying notes are an integral part of these Schedules of Investments.

19

Brandes Institutional Global Equity Fund

SCHEDULE OF INVESTMENTS — March 31, 2009 (Unaudited) - (Continued)

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 3.87%

Repurchase Agreement - 3.87%
State Street Bank & Trust Repurchase Agreement, (Dated 03/31/2009),
due 04/01/2009, 0.01%, [Collateralized by $890,000 United States
Treasury Bill, 05/28/2009, (Market Value $889,753)] (proceeds $867,521)	$867,512	$867,512
TOTAL SHORT TERM INVESTMENTS (Cost $867,512)		$867,512
TOTAL INVESTMENTS (Cost $28,337,549) - 101.48%		$22,776,118
Liabilities in Excess of Other Assets - (1.48)%		(332,573)
TOTAL NET ASSETS - 100.00%		$22,443,545

Percentages are stated as a percent of net assets.
ADR American Depository Receipt
(a)	Non-income producing security.
(b)
The prices for these securities were derived from an estimate of fair market value using methods approved by the Fund’s Board of Trustees. These securities represent $10,595,547 or 47.21% of the Fund’s net assets.

The accompanying notes are an integral part of these Schedules of Investments.

20

Brandes Institutional International Equity Fund
Brandes Institutional Global Equity Fund

STATEMENT OF ASSETS AND LIABILITIES at March 31, 2009 (Unaudited)

	Brandes	Brandes
	Institutional	Institutional
	International	Global Equity
	Equity Fund	Fund
ASSETS
Investments in securities, at cost	$930,652,847	$28,337,549
Investments in securities, at value	$540,219,882	$22,776,118
Receivables:
Securities sold	290,687	17,740
Fund shares sold	11,061,336	8,800
Dividends and interest	3,060,436	83,640
Tax reclaims	688,264	325
Due from Advisor	—	41,690
Prepaid expenses and other assets	81,166	17,345
Total Assets	555,401,771	22,945,658
LIABILITIES
Payment upon return of securities loaned	3,502,813	—
Payables:
Securities purchased	8,160,963	419,735
Fund shares redeemed	518,431	—
Due to advisor	420,712	—
Accrued expenses	176,380	82,378
Total Liabilities	12,779,299	502,113
NET ASSETS	$542,622,472	$22,443,545
COMPONENTS OF NET ASSETS
Paid-in capital	$935,880,668	$28,551,237
Undistributed net investment income	4,502,158	114,989
Accumulated net realized loss on investments and foreign currency	(7,231,953)	(660,361)
Net unrealized depreciation on:
Investments	(390,432,965)	(5,561,431)
Foreign currency	(95,436)	(889)
Total Net Assets	$542,622,472	$22,443,545
Net asset value, offering price and redemption proceeds per share
Class I Shares
Net Assets	$542,548,099	$22,365,987
Shares outstanding (unlimited shares authorized without par value)	51,591,117	1,447,426
Offering and redemption price	$10.52	$15.45
Class E Shares
Net Assets	$74,373	$77,558
Shares outstanding (unlimited shares authorized without par value)	7,072	5,024
Offering and redemption price	$10.52	$15.44

The accompanying notes to financial statements are an integral part of this statement.

21

Brandes Institutional International Equity Fund
Brandes Institutional Global Equity Fund

STATEMENT OF OPERATIONS For the Year Ended March 31, 2009 (Unaudited)

	Brandes	Brandes
	Institutional	Institutional
	International	Global Equity
	Equity Fund	Fund
INVESTMENT INCOME
Income
Dividend income	$6,407,691	$348,146
Interest income	9,037	3,850
Less: foreign taxes withheld	(326,819)	(8,346)
Income from securities lending	113,728	—
Miscellaneous income	—	85
Total income	6,203,637	343,735
Expenses
Advisory fees (Note 3)	2,818,675	88,167
Custody fees	58,912	6,478
Administration fees (Note 3)	100,876	3,672
Insurance expense	48,024	6
Legal fees	52,778	36,084
Printing fees	38,056	13,102
Miscellaneous	31,540	2,555
Registration expense	28,354	21,040
Trustee fees	26,192	27,372
Transfer agent fees	86,768	18,206
Accounting fees	53,824	4,262
Auditing fees	13,210	9,302
Organizational costs	—	9,900
Total expenses	3,357,209	240,146
Less reimbursement/waiver	—	(129,856)
Total expenses net of reimbursement/waiver	3,357,209	111,290
Net investment income	2,846,428	233,445

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(16,331,324)	(658,857)
Foreign currency transactions	165,249	(1,504)
Net realized loss	(16,166,075)	(660,361)
Net change in unrealized appreciation on:
Investments	(227,586,571)	(5,561,431)
Foreign currency transactions	(40,671)	(889)
Net unrealized depreciation	(227,627,242)	(5,562,320)
Net realized and unrealized loss on investments and foreign
currency transactions	(243,793,317)	(6,222,681)
Net decrease in net assets resulting from operations	$(240,946,889)	$(5,989,236)
The accompanying notes to financial statements are an integral part of this statement.

22

Brandes Institutional International Equity Fund
Brandes Institutional Global Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

			Brandes
	Brandes Institutional		Institutional Global
	International Equity Fund		Equity Fund*
	Six Months	Year Ended	Period Ended
	Ended March 31,	September 30,	March 31,
	2009	2008	2009
	(Unaudited)		(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$2,846,428	$26,055,380	$233,445
Net realized gain (loss) on:
Investments	(16,331,324)	82,320,328	(658,857)
Foreign currency transactions	165,249	(1,551,621)	(1,504)
Net unrealized appreciation (depreciation) on:
Investments	(227,586,571)	(345,867,156)	(5,561,431)
Foreign currency transactions	(40,671)	(127,887)	(889)
Net increase (decrease) in net assets resulting
from operations	(240,946,889)	(239,170,956)	(5,989,236)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class E	(2,925)	N/A	(425)
Class I	(19,631,808)	(17,990,405)	(118,031)
From net realized gains
Class E	(7,345)	N/A	—
Class I	(49,295,880)	(130,529,681)	—
Decrease in net assets from distributions	(68,937,958)	(145,520,086)	(118,456)
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	145,471,972	204,174,720	28,581,078
Net asset value of share issued on reinvestment of
distributions	66,479,420	144,498,282	118,456
Cost of shares redeemed	(123,803,980)	(264,044,610)	(148,297)
Net increase in net assets from capital share transactions	88,147,412	84,628,392	28,551,237
Total Increase (Decrease) in net assets	(221,737,435)	(303,062,650)	22,443,545
NET ASSETS
Beginning of the Period	764,359,907	1,067,422,557	—
End of the Period	$542,662,472	$764,359,907	$22,443,545
Undistributed net investment income	$4,502,158	$21,290,463	$114,989

*	Commenced operations on October 6, 2008.

The accompanying notes to financial statements are an integral part of this statement.

23

Brandes Institutional International Equity Fund
Brandes Institutional Global Equity Fund

FINANCIAL HIGHLIGHTS
For a capital share outstanding for the period ended:

			Net realized
	Net asset		and		Dividends	Dividends
	value,	Net	unrealized	Total from	from net	from net
	beginning	investment	gain/(loss) on	investment	investment	realized
	of period	income	investments	operations	income	gains
Brandes Institutional
International Equity
Fund

Class I
3/31/09 (Unaudited)	$17.43	0.07	(5.33)	(5.26)	(0.47)	(1.18)
9/30/2008	$26.51	0.61	(5.95)	(5.34)	(0.45)	(3.29)
9/30/2007	$24.73	0.40	3.98	4.38	(0.32)	(2.28)
9/30/2006	$22.28	0.33	3.83	4.16	(0.28)	(1.43)
11/1/04 to 9/30/05(3)	$19.83	0.26	3.20	3.46	(0.22)	(0.79)
10/31/2004	$16.02	0.20	3.74	3.94	(0.13)	—
Class E(4)
3/31/09 (Unaudited)	$16.03	0.12	(3.98)	(3.86)	(0.47)	(1.18)

Brandes Institutional
Global Equity Fund

Class I(4)
3/31/09 (Unaudited)	$20.00	0.16	(4.63)	(4.47)	(0.08)	—
Class E(4)
3/31/09 (Unaudited)	$20.00	0.15	(4.63)	(4.48)	(0.08)	—

(1)	Not annualized.
(2)	Annualized.
(3)	In 2005, the Fund changed its fiscal year end from October to September (Note 1).
(4)	Commenced operations on October 6, 2008.
(5)	After fees waived and expenses absorbed or recouped by the Advisor, where applicable.

24

								Ratio of		Ratio of net
								expenses		investment
						Ratio of net		(prior to		income (prior
			Net assets,	Ratio of net		investment		reimburse-		to reimburse-
Net asset			end of	expenses to		income to		ments) to		ments) to		Portfolio
value, end	Total		period	average net		average net		average net		average net		turnover
of period	return		(millions)	assets(5)		assets(5)		assets		assets		rate
$10.52	(31.58	)%(1)	$542.5	1.19	%(2)	1.01	%(2)	1.19	%(2)	1.01	%(2)	9.69	%(1)
$17.43	(23.42)%		$764.4	1.13%		2.76%		1.13%		2.76%		26.40%
$26.51	18.65%		$1,067.4	1.12%		1.61%		1.12%		1.61%		29.06%
$24.73	19.79%		$846.3	1.12%		1.48%		1.12%		1.48%		29.91%
$22.28	17.95	%(1)	$669.9	1.14	%(2)	1.44	%(2)	1.14	%(2)	1.44	%(2)	20.92	%(1)
$19.83	24.75%		$528.6	1.18%		1.21%		1.14%		1.25%		26.71%
$10.52	(25.60	)%(1)	$0.1	1.19	%(2)	1.12	%(2)	1.19	%(2)	1.12	%(2)	9.69	%(1)
$15.45	(22.37	)%(1)	$22.4	1.00	%(2)	2.12	%(2)	2.18	%(2)	0.94	%(2)	2.87	%(1)
$15.44	(22.42	)%(1)	$0.1	1.20	%(2)	2.01	%(2)	2.32	%(2)	0.89	%(2)	2.87	%(1)

25

Brandes Institutional International Equity Fund
Brandes Institutional Global Equity Fund

NOTES TO FINANCIAL STATEMENTS - (Unaudited)

NOTE 1 - ORGANIZATION

The Brandes Institutional International Equity Fund (the ‘‘International Fund’’) and the Brandes Institutional Global Equity Fund (the ‘‘Global Fund’’), (each a ‘‘Fund’’ and collectively the ‘‘Funds’’), are a series of Brandes Investment Trust (the ‘‘Trust’’). The Trust is registered under the Investment Company Act of 1940 (the ‘‘1940 Act’’) as a diversified, open-end management investment company. The International Fund and Global Fund began operations on January 2, 1997 and October 6, 2008, respectively and have two classes of shares: Class I and Class E. As noted in the Funds’ Prospectus, Class I shares are for institutional investors, and Class E shares pay up to 0.25% of service fees of the Funds’ average net assets attributable to Class E shares to intermediaries providing non-distribution services to their clients who own shares of the Funds. The Funds invest their assets primarily in equity securities with market capitalizations greater than $1 billion. The International Fund invests its assets in securities of foreign companies, while the Global Fund invests its assets in securities of foreign and domestic companies. The Funds seek to achieve long-term capital appreciation. During 2005, the International Fund’s fiscal year-end was changed from October 31 to September 30.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation. Securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (‘‘NOCP’’). Securities traded on an exchange for which there have been no sales are valued at the mean between last bid and ask price on such day. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith pursuant to procedures adopted by the Board of Trustees.

U.S. Government securities with less than 60 days remaining to maturity when acquired by the Funds are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at the current market value as provided by an independent pricing service on the day of valuation until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board determines during such 60-day period that this amortized cost basis does not represent fair value. Short-term investments are valued at cost, which when combined with accrued interest approximates market value.

The Funds have adopted valuation procedures that allow for fair value pricing for use in appropriate circumstances. Such circumstances may arise when trading in a security has been halted or suspended or a security has been delisted from a national exchange, a security has not been traded for an extended period of time, or a significant event with respect to a security occurs

26

Brandes Institutional International Equity Fund
Brandes Institutional Global Equity Fund

NOTES TO FINANCIAL STATEMENTS - (Unaudited) - (Continued)

after the close of the market or exchange on which the security principally trades and before the time the Funds calculate their own share prices. If no price, or in the Advisor’s determination no price representing fair value, is provided for a security held by a Fund by an independent pricing agent, then the security will be fair valued. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities.

In using fair value pricing, each Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A Fund using fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Funds do not isolate that portion of the results of operations arising as a result of changes in the currency exchange rate from the fluctuations arising as a result of changes in the market prices of investments during the period.

The Funds report certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

B.
Repurchase Agreements. Each Fund may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet the credit guidelines established by the Board of Trustees. Each Fund will always receive and maintain, as collateral, securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. To the extent that the term of any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral.

If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

C.
Foreign Currency. Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such translations. The gain or loss

27

Brandes Institutional International Equity Fund
Brandes Institutional Global Equity Fund

NOTES TO FINANCIAL STATEMENTS - (Unaudited) - (Continued)

resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

D.
Forward Foreign Currency Exchange Contracts. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked to market daily and the change in market value is recorded by the relevant Fund as an unrealized gain or loss. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund could be at risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably.

E.
Security Transactions, Dividends and Distributions. Security transactions are accounted for on the trade date. Realized gains and losses are evaluated on the bases of identified costs. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest is recorded on an accrual basis.

The Funds’ investment income, expenses, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class). Expenses common to the Funds’ portfolios are allocated among the Funds based upon their relative net asset values or other appropriate allocation methods.

F.	Federal Income Taxes. Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required.

G.	Concentration of Risk. As of March 31, 2009, the Funds held a significant portion of their assets in foreign securities. Certain price and foreign exchange fluctuations as well as economic and political situations in the foreign jurisdictions could have an impact on the Funds’ net assets. It is the Trust’s policy to continuously monitor these off-balance sheet risks.

H.
Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

I.	Securities Lending. The Funds may lend their portfolio securities to banks, brokers and dealers. Lending Fund securities exposes the Fund to risks such as the following: (i) the borrower may fail to return the loaned securities, (ii) the borrower may not be able to provide additional collateral,

28

Brandes Institutional International Equity Fund
Brandes Institutional Global Equity Fund

NOTES TO FINANCIAL STATEMENTS - (Unaudited) - (Continued)

or (iii) the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral with the Fund’s custodian, marked to market daily, in the form of cash and/or U.S. Government obligations, in an amount at least equal to 102% (105% in the case of loans of foreign securities not denominated in U.S. dollars) of the market value of the loaned securities. As of March 31, 2009, the International Fund had securities on loan with a market value of $3,266,205 and received $3,502,813 of cash collateral for the loan.

J.
Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

For the period ended September 30, 2008, the International Fund decreased undistributed net investment income by $1,551,620 and increased accumulated net realized gain by $1,551,620, due to certain permanent book and tax differences. The permanent book and tax differences relate to a reclassification of foreign currency gain/loss.

K.
Indemnification Obligations. Under the Trust’s organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred or that would be covered by other parties.

L.
Accounting for Uncertainty in Income Taxes. Effective March 31, 2008, the Trust adopted Financial Accounting Standards Board (‘‘FASB’’) Interpretation No. 48 Accounting for Uncertainty in Income Taxes (‘‘FIN 48’’), a clarification of FASB Statement No. 109 Accounting for Income Taxes. FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. Management of the Trust reviewed the tax positions in the open tax years 2005 to 2008 for the International Fund. FIN 48 had no impact on the Trust’s net assets or results of operations as of March 31, 2009.

M.
Fair Value Measurements. The Funds adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (‘‘SFAS 157’’), effective with the beginning of the Funds’ fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

The following is a summary of the inputs used, as of March 31, 2009, involving the Funds’ assets carried at value. The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

29

Brandes Institutional International Equity Fund
Brandes Institutional Global Equity Fund

NOTES TO FINANCIAL STATEMENTS - (Unaudited) - (Continued)

Description	Level 1	Level 2	Level 3	Total
Investments in Securities
International Fund	$46,515,038	$493,704,844	$—	$540,219,882
Global Fund	11,219,038	11,557,080	—	22,776,118

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Brandes Investment Partners, L.P. (the ‘‘Advisor’’) provides the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space and certain administrative services, and provides certain personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% and 0.80% based upon the average daily net assets of the International Fund and the Global Fund, respectively. For the six months ended March 31, 2009, the International Fund and the Global Fund incurred $2,818,675 and $88,167 in advisory fees, respectively.

The Funds are responsible for their own operating expenses. The Advisor has contractually agreed to limit each Fund’s Class I and Class E annual operating expenses, including repayment of previous waivers, to the following percentages of the Fund’s average daily net assets attributable to the specific classes through January 30, 2010: Global Fund - 1.00% and 1.20%, respectively; International Fund - 1.20% and 1.40%, respectively. Any fee waived and/or any Fund expense absorbed by the Advisor pursuant to the agreed upon expense cap may be reimbursed by the Fund to the Advisor at any time during the subsequent three fiscal years, if so requested by the Advisor, provided the aggregate amount of each Fund’s current operating expenses for the fiscal year of the reimbursement does not exceed the applicable limitation on Fund expenses. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement. Any such reimbursement is also contingent upon the Board of Trustees’ review and approval prior to the time the reimbursement is initiated. For the six months ended March 31, 2009, the Advisor did not waive any expenses for the International Fund and waived expenses of $129,856 for the Global Fund.

Recovery Expiring
Fund	September 30, 2012
International Fund	N/A
Global Fund	$129,856

For the six months ended March 31, 2009, the Advisor did not recoup any fees previously waived or reimbursed.

U.S. Bancorp Fund Services, LLC, (the ‘‘Administrator’’) acts as administrator for the Funds. The Administrator prepares various federal and state regulatory filings; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses; and reviews the Funds’ expense accruals. For its services, the Administrator receives an annual fee at the rate of 0.03% for the first $1 billion of the Trust’s average daily net assets and 0.02% in excess of $1 billion of the Trust’s average daily net assets, subject to a

30

Brandes Institutional International Equity Fund
Brandes Institutional Global Equity Fund

NOTES TO FINANCIAL STATEMENTS - (Unaudited) - (Continued)

minimum of $50,000 per Fund per annum. For the six months ended March 31, 2009, the International Fund and Global Fund incurred $100,876 and $3,672 in such fees, respectively.

Quasar Distributors, LLC (the ‘‘Distributor’’), a registered broker-dealer, acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Fund and Trustees of the Trust are also officers of the Advisor.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from sales of securities, excluding short-term investments, were as follows for the six months ended March 31, 2009:

	U.S. Government		Other
Fund	Purchases	Sales	Purchases	Sales
International Fund	$—	$—	$61,717,421	$55,802,078
Global Fund	$—	$—	$28,681,481	$552,587

NOTE 5 - CAPITAL STOCK TRANSACTIONS

Capital stock activity for each class of shares was as follows (shares and amounts in thousands):

	International Fund				Global Fund
	Six Months Ended		Year Ended		Period Ended		Year Ended
	3/31/09		9/30/08		3/31/09		9/30/08
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class I	12,280	$145,372	9,440	$204,175	1,451	$28,481	N/A	N/A
Class E	6	100	N/A	N/A	5	100	N/A	N/A
Issued on
reinvestment of
distributions
Class I	5,395	66,469	6,360	144,498	7	118	N/A	N/A
Class E	1	10	N/A	N/A	—	—	N/A	N/A
Shares redeemed
Class I	(9,942)	(123,804)	(12,203)	(264,045)	(10)	(148)	N/A	N/A
Class E	—	—	N/A	N/A	—	—	N/A	N/A
Net increase /
(decrease)
resulting from
Fund share
transactions	7,740	$88,147	3,597	$84,628	1,453	$28,551	N/A	N/A

31

Brandes Institutional International Equity Fund
Brandes Institutional Global Equity Fund

NOTES TO FINANCIAL STATEMENTS - (Unaudited) - (Continued)

NOTE 6 - FEDERAL INCOME TAX MATTERS

As of September 30, 2008, the components of distributable earnings on a tax basis were as follows:

	International
	Fund	Global Fund
Cost of investments for tax purposes	$1,019,985,828	N/A
Gross tax unrealized appreciation	$63,926,607	N/A
Gross tax unrealized depreciation	(226,827,775)	N/A
Net tax unrealized appreciation on investments and foreign
currency	(162,901,168)	N/A
Distributable ordinary income	28,540,974	N/A
Distributable long-term capital gains	52,889,276	N/A
Total distributable earnings	81,430,250	N/A
Other accumulated gains/(losses)	(1,902,431)	N/A
Total accumulated earnings	$(83,373,349)	N/A

The differences between book and tax basis distributable earnings are primarily related to foreign currency adjustments.

The tax composition of dividends for the periods ended September 30, 2008 and 2007 for the International Fund, were as follows:

	Ordinary		Long Term Capital	Long Term Capital
	Income Total	Income per Share	Gains Total	Gains per Share
2008	$27,874,807	$0.70	$120,645,279	$3.04
2007	$26,828,409	$0.76	$64,594,610	$1.83

The International Fund designated $120,645,279 as a long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

At September 30, 2008, the International Fund had net realized losses from currency transactions between November 1, 2007 and September 30, 2008, of $1,902,431 which is deferred for tax purposes and was recognized on October 1, 2008.

NOTE 7 - NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (‘‘SFAS 161’’) was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. At this time, management is evaluating the implications of SFAS 161 and its impact in the Trust’s financial statements has not yet been determined.

32

Brandes Investment Trust

ADDITIONAL INFORMATION - (Unaudited)

PROXY VOTING PROCEDURES

The Advisor votes proxies relating to each Fund’s portfolio securities in accordance with procedures adopted by the Advisor. You may obtain a description of these procedures, free of charge, by calling toll-free 1-800-331-2979. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-331-2979. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov.

FORM N-Q DISCLOSURE

The Trust files each Fund’s complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q filings are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-Q filings may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information regarding the Trust’s Form N-Q filings is also available, without charge, by calling toll-free, 1-800-331-2979.

BOARD CONSIDERATION OF AND CONTINUATION OF
INVESTMENT ADVISORY AGREEMENT (Unaudited)

In November 2008 the Board of Trustees of the Trust, including the independent Trustees, unanimously approved renewal of the Investment Advisory Agreement (the ‘‘Agreement’’) between the Trust and the Advisor with respect to the Brandes Institutional International Equity Fund (the ‘‘Fund’’) for an additional one-year term. The information, material facts and conclusions that formed the basis for the Board’s approval are described below.

Information Reviewed

During the course of each year, Board members review a wide variety of materials relating to the nature, extent and quality of the services provided to the Fund by the Advisor, including reports on the Fund’s investment results, portfolio composition, portfolio trading practices, and other matters. In addition, in connection with its annual review of the Agreement the Board requested and reviewed supplementary information that included materials regarding the Fund’s investment results, advisory fee and expense comparisons, financial and profitability information regarding the Advisor, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to the Fund.

In connection with its review, the Board received assistance and advice regarding legal and industry standards from counsel to the Trust and the independent Trustees. The independent Trustees discussed the approval of the Agreement with representatives of the Advisor and in a private session with counsel at which

33

Brandes Investment Trust

ADDITIONAL INFORMATION - (Unaudited) - (Continued)

no representatives of the Advisor were present. In deciding to recommend approval of the Agreement, the Board and the independent Trustees did not identify any single or particular piece of information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board and the independent Trustees.

Nature, Extent and Quality of Services

With respect to the nature, extent and quality of services provided by the Advisor to the Fund, the Trustees reviewed among other things the quality and depth of the Advisor’s investment management staff, its regulatory compliance procedures, and the investment results of the Fund. With respect to investment results, they reviewed a performance analysis of the Fund based on information from Lipper, Inc. comparing the performance of the Fund to other funds with similar investment approaches. They noted among other things that the Fund’s performance was in the first quartile of its peer group of comparable funds for the year-to-date, one year, three year and five year periods ended September 30, 2008. They concluded that the Fund’s performance was very good.

Advisory Fees, Total Expenses and Ancillary Benefits

With respect to advisory fees and total expenses, the Trustees noted that although the Fund’s management fees were in the highest quartile of its peer group based on information provided by Lipper, Inc., its total expenses were below the median for its peer group. They noted that management fees were higher for the Fund than other mutual funds sub-advised by the Advisor (but sponsored by another investment advisor), but considered the difference to be reasonable in light of the additional responsibilities and expenses that the Advisor incurred in sponsoring and operating the Fund, such as subsidizing the sub-transfer agency fees charged to the Fund by administrators of omnibus accounts for maintenance of shareholder records.

In addition, the Board reviewed an analysis regarding the profitability to the Advisor of its relationship with the Fund, which they concluded was reasonable, and information regarding the Advisor’s financial capability to continue to provide services to the Fund in the future, which they concluded was adequate. They also reviewed the methods used by the Advisor to evaluate and compensate its professional investment personnel. The Trustees considered the extent to which economies of scale were or should be reflected in the Fund’s advisory fee, and concluded that the management fee structure is currently adequate to ensure that realized and potential economies of scale are being appropriately shared with the Fund.

The Board also considered ancillary benefits to the Advisor as a result of its relationship with the Fund. They noted that these were primarily related to the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Fund, as the Advisor does not obtain third-party research or other services in return for allocating the Fund’s brokerage.

34

Brandes Investment Trust

ADDITIONAL INFORMATION - (Unaudited) - (Continued)

Conclusions

Based on their review, including consideration of each of the factors referred to above, the Board and the independent Trustees concluded that the Agreement is fair and reasonable to the Fund and its shareholders, that the Fund’s shareholders receive reasonable value in return for the advisory fees paid to the Advisor by the Fund, that each of the factors discussed above supported renewal of the Agreement, and that renewal of the Agreement was in the best interests of the Fund and its shareholders.

35

Brandes Investment Trust

TRUSTEE AND OFFICER INFORMATION - (Unaudited)

The Board of Trustees is responsible for the overall management of the Trust’s business. The Board approves all significant agreements between the Trust and persons or companies furnishing services to the Trust, including the Trust’s agreements with the Advisor, Administrator, Custodian and Transfer Agent. The Board of Trustees delegates the day-to-day operations of the Trust to its officers, subject to the Fund’s investment objective and policies and to general supervision by the Board. The Trust’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, by calling 1-800-331-2979.

The Trustees and officers of the Trust, their business addresses and principal occupations during the past five years are:

				Number
		Term of		of Trust
		Office and		Series
	Position(s)	Length of		Overseen	Other Directorships/
	Held with	Time	Principal Occupation	by	Trusteeships Held by
Name, Address and Age	Trust	Served(1)	During Past 5 Years	Trustee	Trustee

Independent Trustees(2)

DeWitt F. Bowman, CFA	Trustee	Since	Retired.	5	Pacific Gas and
11988 El Camino Real,		February			Electric Nuclear
Suite 500		1995			Decommissioning
San Diego, CA 92130					Trust; PCG Private
(Age 78)					Equity Fund; Forward
					Funds; Sycuan Funds
					RREEF America III
					REIT.

J. Michael Gaffney, CFA	Trustee	Since June	Independent Consultant,	5	None
11988 El Camino Real,		2004	IXIS Asset Management,
Suite 500			North America, since 2004.
San Diego, CA 92130
(Age 67)

Karin B. Bonding, CFA	Trustee	Since May	Lecturer, University of	5	Director of six closed
11988 El Camino Real,		2006	Virginia, since 1996.		end mutual funds in
Suite 500			President of Capital Markets		the Credit Suisse
San Diego, CA 92130			Institute, Inc. from 1996 to		family of funds.
(Age 69)			2006.

Jean E. Carter	Trustee	Since April	Director, Investment	5	None
11988 El Camino Real		2008	Management of Russell
Suite 500			Investment Group from 2000
San Diego, CA 92130			to 2005.
(Age 51)

Robert M. Fitzgerald, CPA	Trustee	Since	Chief Financial Officer of	5	Hotchkis and Wiley
11988 El Camino Real		April 2008	National Retirement Partners		Mutual Funds.
Suite 500			from 2005 to 2007.
San Diego, CA 92130
(Age 56)

36

Brandes Investment Trust

TRUSTEE AND OFFICER INFORMATION - (Unaudited) - (Continued)

Number
		Term of		of Trust
		Office and		Series
	Position(s)	Length of		Overseen	Other Directorships/
	Held with	Time	Principal Occupation	by	Trusteeships Held by
Name, Address and Age	Trust	Served(1)	During Past 5 Years	Trustee	Trustee

‘‘Interested’’ Trustees(3)

Debra McGinty-Poteet	Trustee	Since June	Director, Mutual Fund	5	Brandes Investment
11988 El Camino Real,	and	2000	Services of Brandes		Funds PLC
Suite 500	President		Investment Partners, L.P., the
San Diego, CA 92130			investment advisor to the
(Age 53)			Funds (the ‘‘Advisor’’).

Jeff Busby	Trustee	Since July	Executive Director of the	5	None
11988 El Camino Real,		2006	Advisor
Suite 500
San Diego, CA 92130
(Age 48)

Officers of the Trust

Thomas M. Quinlan	Secretary	Since June	Associate General Counsel	N/A	N/A
11988 El Camino Real,		2003	to the Advisor since January
Suite 500			2005; Counsel to the
San Diego, CA 92130			Advisor from July 2000 to
(Age 38)			January 2005.

Gary Iwamura	Treasurer	Since	Finance Director of the	N/A	N/A
11988 El Camino Real,		September	Advisor.
Suite 500		1997
San Diego, CA 92130
(Age 52)

Adelaide Pund	Chief	Since	Head of Compliance of the	N/A	N/A
11988 El Camino Real,	Compliance	September	Advisor since October 2004;
Suite 500	Officer	2004	Compliance Manager to the
San Diego, CA 92130			Advisor from 1998 to
(Age 41)			October 2004.

(1)	Trustees and officers of the Fund serve until their resignation, removal or retirement.
(2)	Not ‘‘interested persons’’ of the Trust as defined in the 1940 Act.
(3)	‘‘Interested persons’’ of the Trust as defined in the 1940 Act by virtue of their positions with the Advisor.

37

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ADVISOR
Brandes Investment Partners, L.P.
11988 El Camino Real, Suite 500
San Diego, California 92130
800.331.2979

DISTRIBUTOR
Quasar Distributors, LLC
615 E. Michigan Street, 4th Floor
Milwaukee, WI 53202

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, 3rd Floor
Milwaukee, WI 53202

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

LEGAL COUNSEL
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071

INSTITUTIONAL INTERNATIONAL EQUITY FUND INSTITUTIONAL GLOBAL EQUITY FUND SEMI-ANNUAL REPORT For the periods ended March 31, 2009
This report is intended for shareholders of the Brandes Institutional International Equity Fund and the Brandes Institutional Global Equity Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Statements and other information herein are dated and are subject to change.
WORLDWIDE VALUE SPECIALISTS

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brandes Investment Trust

By (Signature and Title)* /s/ Debra McGinty-Poteet
Debra McGinty-Poteet, President

Date 9/16/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Debra McGinty-Poteet
Debra McGinty-Poteet, President

Date 9/16/09

By (Signature and Title)* /s/ Gary Iwamura
Gary Iwamura, Treasurer

Date 9/17/09

* Print the name and title of each signing officer under his or her signature.